FIDELITY

(REGISTERED TRADEMARK)

EQUITY-INCOME
FUND
SEMIANNUAL REPORT
JULY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  32  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 36  Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998     PAST 6  PAST 1  PAST 5   PAST 10
                                MONTHS  YEAR    YEARS    YEARS

Fidelity Equity-Income          9.13%   12.26%  141.02%  325.95%

S&P 500 (registered trademark)  15.18%  19.29%  180.53%  445.15%

Equity Income Funds Average     5.95%   10.48%  117.99%  284.94%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 223 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998       PAST 1  PAST 5  PAST 10
                                  YEAR    YEARS   YEARS

Fidelity Equity-Income            12.26%  19.24%  15.59%

S&P 500                           19.29%  22.91%  18.48%

Equity Income Funds Average       10.48%  16.75%  14.27%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Equity-Income               S&P 500
             00023                       SP001
  1988/07/31      10000.00                    10000.00
  1988/08/31       9799.61                     9660.00
  1988/09/30      10088.28                    10071.52
  1988/10/31      10267.23                    10351.50
  1988/11/30      10167.81                    10203.48
  1988/12/31      10265.09                    10382.04
  1989/01/31      10920.92                    11142.00
  1989/02/28      10823.15                    10864.57
  1989/03/31      11033.15                    11117.71
  1989/04/30      11444.58                    11694.72
  1989/05/31      11717.47                    12168.36
  1989/06/30      11753.46                    12099.00
  1989/07/31      12517.23                    13191.54
  1989/08/31      12669.98                    13450.09
  1989/09/30      12515.89                    13394.95
  1989/10/31      11851.52                    13084.18
  1989/11/30      12010.11                    13351.10
  1989/12/31      12181.63                    13671.53
  1990/01/31      11434.43                    12754.17
  1990/02/28      11452.55                    12918.70
  1990/03/31      11460.37                    13261.04
  1990/04/30      11029.63                    12929.52
  1990/05/31      11739.89                    14190.14
  1990/06/30      11692.34                    14093.65
  1990/07/31      11525.44                    14048.55
  1990/08/31      10630.67                    12778.56
  1990/09/30       9861.47                    12156.25
  1990/10/31       9664.14                    12103.97
  1990/11/30      10270.21                    12885.89
  1990/12/31      10473.70                    13245.41
  1991/01/31      10984.13                    13822.91
  1991/02/28      11754.69                    14811.25
  1991/03/31      11925.74                    15169.68
  1991/04/30      11985.37                    15206.08
  1991/05/31      12611.47                    15862.99
  1991/06/30      12059.94                    15136.46
  1991/07/31      12703.68                    15841.82
  1991/08/31      12990.34                    16217.27
  1991/09/30      12926.82                    15946.44
  1991/10/31      13125.31                    16160.13
  1991/11/30      12606.20                    15508.87
  1991/12/31      13553.31                    17283.09
  1992/01/31      13687.25                    16961.62
  1992/02/29      14104.51                    17182.12
  1992/03/31      13914.37                    16847.07
  1992/04/30      14383.22                    17342.38
  1992/05/31      14523.87                    17427.35
  1992/06/30      14356.53                    17167.69
  1992/07/31      14714.13                    17869.85
  1992/08/31      14419.64                    17503.51
  1992/09/30      14535.78                    17710.06
  1992/10/31      14684.43                    17772.04
  1992/11/30      15167.54                    18378.07
  1992/12/31      15542.33                    18604.12
  1993/01/31      16003.08                    18760.39
  1993/02/28      16388.82                    19015.53
  1993/03/31      16927.86                    19416.76
  1993/04/30      16895.44                    18946.88
  1993/05/31      17198.01                    19454.65
  1993/06/30      17405.84                    19511.07
  1993/07/31      17672.78                    19433.03
  1993/08/31      18266.59                    20169.54
  1993/09/30      18240.39                    20014.23
  1993/10/31      18553.36                    20428.53
  1993/11/30      18256.86                    20234.46
  1993/12/31      18854.31                    20479.29
  1994/01/31      19606.47                    21175.59
  1994/02/28      19071.60                    20601.73
  1994/03/31      18242.28                    19703.49
  1994/04/30      18641.87                    19955.70
  1994/05/31      18879.31                    20282.97
  1994/06/30      18627.43                    19786.04
  1994/07/31      19151.82                    20435.02
  1994/08/31      19821.87                    21272.86
  1994/09/30      19359.83                    20751.67
  1994/10/31      19541.53                    21218.59
  1994/11/30      18738.54                    20445.80
  1994/12/31      18900.16                    20749.02
  1995/01/31      19017.13                    21287.04
  1995/02/28      19725.12                    22116.59
  1995/03/31      20221.33                    22769.25
  1995/04/30      20885.15                    23439.81
  1995/05/31      21567.75                    24376.70
  1995/06/30      21891.42                    24942.97
  1995/07/31      22667.62                    25770.08
  1995/08/31      22838.01                    25834.76
  1995/09/30      23546.45                    26924.99
  1995/10/31      23140.37                    26828.87
  1995/11/30      24244.40                    28006.65
  1995/12/31      24912.31                    28546.06
  1996/01/31      25713.61                    29517.77
  1996/02/29      25963.19                    29791.40
  1996/03/31      26449.32                    30078.29
  1996/04/30      26777.51                    30521.64
  1996/05/31      27112.39                    31308.80
  1996/06/30      27145.88                    31428.08
  1996/07/31      26222.37                    30039.59
  1996/08/31      26842.54                    30673.13
  1996/09/30      27821.01                    32399.41
  1996/10/31      28675.79                    33292.98
  1996/11/30      30459.97                    35809.60
  1996/12/31      30150.04                    35100.21
  1997/01/31      31304.51                    37293.27
  1997/02/28      31804.32                    37585.65
  1997/03/31      30826.35                    36041.26
  1997/04/30      31770.89                    38192.92
  1997/05/31      33888.95                    40518.11
  1997/06/30      35389.84                    42333.32
  1997/07/31      37943.89                    45701.78
  1997/08/31      36339.51                    43141.57
  1997/09/30      38337.32                    45504.43
  1997/10/31      36992.91                    43984.58
  1997/11/30      38236.13                    46020.63
  1997/12/31      39190.03                    46810.80
  1998/01/31      39033.00                    47328.53
  1998/02/28      41560.43                    50741.86
  1998/03/31      43654.94                    53340.35
  1998/04/30      43639.75                    53876.96
  1998/05/31      43085.62                    52950.81
  1998/06/30      43601.55                    55101.68
  1998/07/31      42595.36                    54514.84
IMATRL PRASUN   SHR__CHT 19980731 19980818 100723 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $42,595 - a 325.95% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $54,515 - a 445.15% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Low interest rates. A strong
domestic economy. Tame inflation.
Not the environment where one
expects to encounter anxious
investors and a tumbling S&P. Yet
that was the scenario in the latter
stages of the six-month period
ending July 31, 1998. At the end of
those six months, the Standard &
Poor's 500 Index - a measure of
the U.S. stock market - produced
a return of 15.18%. That's down
from 17.71% for the six-month
period ending June 30, 1998.
After a strong first quarter of the
year, investor uncertainty over
corporate earnings reports, the
Asian economy and stock market
volatility began to have a tangible
effect on the domestic equity
market. In mid-June the major U.S.
indexes, along with Asian markets,
continued to sell off. During the
week of July 20th, the Dow Jones
Industrial Average racked up losses
of over 400 points. Contributing to
the decline were concerns that Asia's
crisis will inhibit the earnings
growth of American companies.
Throughout the period, small-cap
stocks were weak, while large-cap
stocks continued to pace the
market, due in large part to strong
consumer spending. Despite the
descending performance in the later
stages of the six-month period, the
15.18% return over those six
months was still approximately
50% higher than the stock
market's historical annual return.
An interview with Steve Petersen, Portfolio Manager of Fidelity
Equity-Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. It did well against its peers, but underperformed the Standard & Poor's 500 Index. For the six- and 12-month periods that ended July 31, 1998, the fund returned 9.13% and 12.26%, respectively, outperforming the equity-income funds average, as tracked by Lipper Analytical Services, which returned 5.95% and 10.48%, respectively. However, over the past six and 12 months, the fund lagged the S&P 500 index, which returned 15.18% and 19.29%, respectively.
Q. AS WE'VE DISCUSSED IN THE PAST SEVERAL REPORTS, THE FUND HAS TENDED TO UNDERPERFORM THE S&P 500 INDEX RECENTLY BECAUSE THE INDEX IS MUCH MORE HEAVILY WEIGHTED IN STRONG-PERFORMING, LARGE-CAPITALIZATION STOCKS THAN THE FUND. DOES THIS STILL EXPLAIN WHY THE FUND UNDERPERFORMED THE INDEX OVER THIS PERIOD?
A. In part, yes. Over the period, large-capitalization stocks continued to notably outperform the rest of the market. So, given the fund's investment style of looking for value stocks and income-producing stocks - which can range from large-caps to small-caps - the fund was at a disadvantage compared to the S&P 500 over the past six and 12 months. That said, the fund performed well against its peer group over the same periods because it owned significantly more large-cap holdings than did other equity-income funds. In addition, the fund benefited from its focus on earning income from common stocks rather than bonds, whereas many equity-income funds focused on earning income from bonds. Over the period, bonds woefully underperformed stocks.
Q. SO, IF LARGE-CAP STOCKS HAVE DONE SO WELL RECENTLY, WHY DIDN'T THE FUND HOLD ONLY THEM?
A. If I held just large-cap stocks, the fund's performance probably would have been stronger over the short run. However, as I just mentioned, that would be inconsistent with the fund's long-term strategy, which encourages me to own stocks of several different capitalization sizes. In general, I feel that if I continue with the fund's investment style, the fund will catch any short-term market trends over the long run.
Q. GOING BACK TO THE FUND'S PERFORMANCE COMPARED TO THE S&P 500, YOU IMPLIED THAT THERE WERE OTHER REASONS THE FUND UNDERPERFORMED . . .
A. Yes, there were. What probably hurt the fund the most was that the energy sector - the fund's third-largest sector weighting - was negatively affected by declining oil prices. This was largely due to reduced demand in the worldwide oil market, mostly from Asian countries still stinging from last fall's correction. On top of that, weather patterns, including a relatively mild U.S. winter, had a negative impact on oil demand. I failed to recognize how low energy prices could go over the period. I thought it was a temporary issue, but, in retrospect, I should have taken much more aggressive action.
Q. WHAT ABOUT FINANCE, THE FUND'S LARGEST SECTOR WEIGHTING?
A. The finance sector - which made up 26.60% of the fund at the end of the period - somewhat underperformed the overall market. As a result, the fund was slightly hurt by its large exposure to the sector. Many banks were negatively affected by a flurry of acquisition and merger activity in the early part of the year. Investors were concerned that their ability to earn an adequate return on the acquisitions was lessening as bank prices kept getting bid up. In addition, some larger money-center banks like BankAmerica were somewhat hurt recently by their exposure in Asia.
Q. DID ANY SPECIFIC HOLDINGS HELP THE FUND?
A. Three top-10 holdings were especially strong performers. General Electric - the fund's number one holding - showed solid earnings growth, and I consider it one of the best-managed companies around. Another strong performer was American Express. I bought this stock as a turnaround, and it not only did so, but in addition the American Express card has been gaining market share relative to its competitors. Fannie Mae, which buys loans from mortgage originators, packages them and then sells them to investors, benefited from strong refinancing activity at the beginning of the year.
Q. STEVE, WHAT'S YOUR OUTLOOK GOING FORWARD?
A. In general, the underlying economic conditions in the U.S. remain very good. We have low inflation, low interest rates, low unemployment and good consumer demand. In addition, the political environment is still relatively benign, and the lack of major activity in Congress is good for stock prices since change often creates uncertainty. I will be paying close attention to what's happening in Asia and Russia, however, since events in those regions could negatively affect the U.S. economy going forward.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
STEPHEN PETERSEN ON THE
ADVANTAGES AND
DISADVANTAGES OF NOT OWNING
TECHNOLOGY STOCKS:
"AS WE'VE DISCUSSED IN PREVIOUS
REPORTS, THE FUND DOES NOT INVEST
- OR INVESTS VERY INFREQUENTLY -
IN TECHNOLOGY STOCKS. THAT'S BECAUSE
THESE STOCKS DO NOT PAY DIVIDENDS,
AND, THEREFORE, DO NOT FIT INTO THE
FUND'S INVESTMENT STRATEGY.
"OVER THE PAST SIX TO 12 MONTHS,
THIS LIMITATION HURT THE FUND. AS A
GROUP, TECHNOLOGY STOCKS GENERALLY
DID WELL, WITH SOME OF ITS LARGER
COMPANIES - SUCH AS MICROSOFT
AND DELL COMPUTER - TURNING IN
VERY STRONG RESULTS. THE SECTOR ALSO
GOT A BOOST, ESPECIALLY OVER THE PAST
THREE MONTHS, FROM THE MARKET
CRAZE FOR INTERNET-ORIENTED STOCKS.
"THAT SAID, EVEN DURING THIS
HIGH-GROWTH PERIOD FOR SOME
TECHNOLOGY STOCKS, A NUMBER OF
PROMINENT TECHNOLOGY COMPANIES
PERFORMED POORLY. HOUSEHOLD
NAMES LIKE HEWLETT PACKARD WERE
DOWN NOTABLY.
"I POINT OUT THIS EXAMPLE TO STRESS
THAT EVEN IN THE BEST OF TIMES,
TECHNOLOGY STOCKS OVERALL ARE
CONSIDERED MORE VOLATILE THAN OTHER
PARTS OF THE MARKET. IN ADDITION,
WHILE MANY TECHNOLOGY STOCKS HAVE
DONE WELL OVER THE SHORT TERM, THEY
HAVE NOT PROVEN THEMSELVES TO
CONSISTENTLY PERFORM WELL OVER THE
LONG TERM.
"THE REALITY IS THAT IF THE FUND OWNED
TECHNOLOGY STOCKS, ITS VOLATILITY LEVEL
WOULD NOTABLY INCREASE, CHANGING
THE FACE OF THE FUND. SINCE THIS IS A
RELATIVELY CONSERVATIVE FUND, I BELIEVE
MOST SHAREHOLDERS WOULD BE
UNCOMFORTABLE WITH THIS LEVEL OF
VOLATILITY."
FUND FACTS
GOAL: TO INCREASE THE VALUE OF
THE FUND'S SHARES OVER THE LONG
TERM BY INVESTING MAINLY IN
INCOME-PRODUCING EQUITIES
FUND NUMBER: 023
TRADING SYMBOL: FEQIX
START DATE: MAY 16, 1966
SIZE: AS OF JULY 31, 1998,
MORE THAN $24 BILLION
MANAGER: STEPHEN PETERSEN,
SINCE 1993; MANAGER, FIDELITY
BALANCED FUND, 1996 TO
1997; MANAGER, VARIOUS
INSTITUTIONAL ACCOUNTS, SINCE
1987; JOINED FIDELITY IN 1980
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JULY 31, 1998
                               % OF FUND'S   % OF FUND'S INVESTMENTS
                               INVESTMENTS   IN THESE STOCKS
                                             6 MONTHS AGO

General Electric Co.           3.6           3.5

American Express Co.           2.3           2.0

Citicorp                       2.3           0.5

Fannie Mae                     1.9           2.2

Philip Morris Companies, Inc.  1.8           2.4

Wal-Mart Stores, Inc.          1.5           1.3

British Petroleum Co. PLC ADR  1.5           1.7

Bank of New York Co., Inc.     1.5           1.4

BankAmerica Corp.              1.4           1.2

AT&T Corp.                     1.3           0.5

TOP FIVE MARKET SECTORS AS OF JULY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE MARKET SECTORS
                                                6 MONTHS AGO

Finance                           26.6          24.1

Utilities                         10.2          9.3

Energy                            9.8           10.2

Industrial Machinery & Equipment  7.9           7.2

Basic Industries                  6.2           7.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998**
ROW: 1, COL: 1, VALUE: 1.5
ROW: 1, COL: 2, VALUE: 6.3
ROW: 1, COL: 3, VALUE: 1.1
ROW: 1, COL: 4, VALUE: 92.09999999999999
STOCKS 89.6%
BONDS 0.1%
CONVERTIBLE
SECURITIES 6.0%
SHORT-TERM
INVESTMENTS 4.3%
FOREIGN
INVESTMENTS 11.7%
STOCKS 93.1%
BONDS 0.1%
CONVERTIBLE
SECURITIES 6.3%
SHORT-TERM
INVESTMENTS 0.5%
FOREIGN
INVESTMENTS 11.2%
ROW: 1, COL: 1, VALUE: 4.3
ROW: 1, COL: 2, VALUE: 6.0
ROW: 1, COL: 3, VALUE: 1.1
ROW: 1, COL: 4, VALUE: 88.59999999999999
*
**
INVESTMENTS JULY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.1%
AEROSPACE & DEFENSE - 3.0%
AlliedSignal, Inc.   3,985,800 $ 173,382
Harsco Corp.   1,763,000  76,140
Lockheed Martin Corp.   1,369,300  136,502
Textron, Inc.   2,201,600  162,643
United Technologies Corp.   1,871,500  179,313
  727,980
DEFENSE ELECTRONICS - 1.0%
Northrop Grumman Corp.   587,900  47,657
Raytheon Co.:
 Class A  112,556  6,099
 Class B  3,292,600  182,122
  235,878
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   826,000  39,287
TOTAL AEROSPACE & DEFENSE   1,003,145
BASIC INDUSTRIES - 6.2%
CHEMICALS & PLASTICS - 3.2%
Air Products & Chemicals, Inc.   1,098,600  38,451
E. I. du Pont de Nemours and Co.   1,416,400  87,817
Great Lakes Chemical Corp.   1,899,300  74,904
Hanna (M.A.) Co.   1,459,900  21,625
Hercules, Inc.   1,611,700  55,906
Hoechst AG Ord.   1,039,600  46,631
IMC Global, Inc.   1,248,900  31,925
ICI (Imperial Chemical Industries) PLC ADR Class L   557,400  29,229
Lawter International, Inc.   706,600  6,536
Millennium Chemicals, Inc.   854,157  23,062
Monsanto Co.   2,061,600  116,738
Nalco Chemical Co.   964,200  33,084
Octel Corp. (a)   269,450  5,473
Olin Corp.   1,300,700  50,808
Solutia, Inc.  1,368,500  40,627
Union Carbide Corp.   1,638,000  78,624
Witco Corp.   2,087,200  50,354
  791,794
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.4%
Dofasco, Inc.   1,613,100 $ 23,153
Inland Steel Industries, Inc.   1,827,300  51,507
USX-U.S. Steel Group  574,900  15,487
  90,147
METALS & MINING - 1.1%
Alcan Aluminium Ltd.   1,564,100  40,192
Alumax, Inc.   828,396  39,815
Aluminum Co. of America  1,745,048  120,953
Kaiser Aluminum Corp. (a)   961,201  8,711
Noranda, Inc.   631,200  9,707
Pechiney SA Class A  262,838  11,023
Phelps Dodge Corp.   721,400  40,083
  270,484
PACKAGING & CONTAINERS - 0.1%
Corning, Inc.   210,500  6,460
Tupperware Corp.   318,000  8,029
  14,489
PAPER & FOREST PRODUCTS - 1.4%
Boise Cascade Corp.   989,800  27,714
Champion International Corp.   1,364,300  57,898
Domtar, Inc.   2,284,800  13,450
Georgia-Pacific Corp.   1,187,000  60,982
Kimberly-Clark Corp.   2,275,500  102,255
Weyerhaeuser Co.   1,903,300  79,939
  342,238
TOTAL BASIC INDUSTRIES   1,509,152
CONSTRUCTION & REAL ESTATE - 2.1%
BUILDING MATERIALS - 0.5%
American Standard Companies, Inc. (a)  1,233,600  58,750
Masco Corp.   1,703,600  48,659
  107,409
ENGINEERING - 0.4%
EG & G, Inc.   823,400  21,254
Fluor Corp.   471,700  19,841
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - CONTINUED
Foster Wheeler Corp.   645,200 $ 10,122
IMS Health, Inc.   751,300  47,191
  98,408
REAL ESTATE - 0.0%
Fastighets AB Tornet  528,030  8,409
Mandamus AB  57,815  346
  8,755
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Alexandria Real Estate Equities, Inc.   232,800  6,780
Crescent Real Estate Equities, Inc.   949,600  27,895
Duke Realty Investors, Inc.   212,900  4,564
Equity Office Properties Trust   886,000  22,039
Equity Residential Properties Trust (SBI)  1,113,500  46,767
First Industrial Realty Trust, Inc.   133,300  3,683
Macerich Co.   469,400  12,821
Patriot American Hospitality, Inc.   437,806  8,318
Public Storage, Inc.   545,600  14,458
Starwood Hotels & Resorts Trust  3,203,200  131,531
Weeks Corp.  360,700  10,415
  289,271
TOTAL CONSTRUCTION & REAL ESTATE   503,843
DURABLES - 4.1%
AUTOS, TIRES, & ACCESSORIES - 2.7%
Bayerische Moteren Werke (BMW) AG  39,700  38,206
Bayerische Moteren Werke (BMW) AG (RFD)  7,940  7,552
Chrysler Corp.   3,527,000  208,754
Eaton Corp.   637,500  41,597
Ford Motor Co.   619,100  35,250
General Motors Corp.   983,935  71,151
Johnson Controls, Inc.   897,900  46,971
Meritor Automotive, Inc.   1,338,400  27,103
Navistar International Corp. (a)   602,100  16,069
Snap-On Tools Corp.   413,900  14,693
TRW, Inc.   1,529,800  82,896
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Volvo AB Class B  1,685,000 $ 52,078
Volvo AB Class B ADR  142,200  4,364
  646,684
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   1,748,900  130,949
CONSUMER ELECTRONICS - 0.3%
General Motors Corp. Class H   481,200  20,511
Maytag Co.   1,128,400  49,649
Sunbeam-Oster, Inc.   1,179,600  10,469
  80,629
TEXTILES & APPAREL - 0.5%
Dexter Corp.   946,000  25,897
Intimate Brands, Inc. Class A  366,100  8,375
Kellwood Co.   899,400  28,556
NIKE, Inc. Class B  1,032,300  45,937
Unifi, Inc.   798,900  21,620
  130,385
TOTAL DURABLES   988,647
ENERGY - 9.6%
ENERGY SERVICES - 0.9%
Dresser Industries, Inc.   2,054,700  72,557
Halliburton Co.   1,864,800  67,716
Schlumberger Ltd.   1,111,900  67,339
  207,612
OIL & GAS - 8.7%
Amerada Hess Corp.   1,536,700  77,891
Amoco Corp.   1,753,600  73,213
Anadarko Petroleum Corp.   829,400  28,459
Atlantic Richfield Co.   1,820,200  123,319
British Petroleum Co. PLC  8,218,279  109,088
British Petroleum Co. PLC ADR  4,554,056  365,463
Burlington Resources, Inc.  1,690,400  61,277
Chevron Corp.   2,161,400  178,586
Coastal Corp. (The)  1,133,800  37,132
Elf Aquitaine SA sponsored ADR  1,232,300  79,945
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Exxon Corp.   1,068,600 $ 74,936
Kerr-McGee Corp.   267,600  13,731
Mobil Corp.   1,090,900  76,090
Occidental Petroleum Corp.   4,954,100  110,229
Phillips Petroleum Co.   1,385,200  61,208
Royal Dutch Petroleum Co.   4,458,400  227,378
Santa Fe Energy Resources, Inc.   863,275  7,608
Texaco, Inc.   130,633  7,944
Tosco Corp.   200  6
Total SA:
 Class B  1,315,943  150,450
 sponsored ADR  1,645,892  94,124
USX-Marathon Group   2,638,500  90,039
Ultramar Diamond Shamrock Corp.   761,700  19,947
Unocal Corp.   968,245  31,710
Valero Energy Corp.   522,300  12,503
  2,112,276
TOTAL ENERGY   2,319,888
FINANCE - 25.4%
BANKS - 12.0%
Chase Manhattan Corp.   1,612,600  121,953
Banc One Corp.   4,870,870  251,763
Bank of New York Co., Inc.   5,534,917  354,235
Bank of Nova Scotia   1,547,100  34,742
BankBoston Corp.   940,244  45,484
BankAmerica Corp.   3,762,100  337,648
Citicorp  3,252,700  552,959
Comerica, Inc.   1,895,739  127,725
Credit Suisse Group   454,300  114,812
Forenings Sparbanken AB Class A (g)  1,156,300  34,573
Fuji International Trust sponsored ADR unit (a)(g) 332 2,687 National Bank of Canada 4,722,100 84,644
NationsBank Corp.   3,799,559  303,015
Norwest Corp.   3,101,768  111,470
Royal Bank of Canada  1,681,300  91,191
Societe Generale Class A  120,655  29,088
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
U.S. Bancorp   3,928,500 $ 180,711
Wells Fargo & Co.   386,600  137,581
  2,916,281
CREDIT & OTHER FINANCE - 5.5%
American Express Co.   5,069,800  559,579
AMP Ltd. (a)  1,961,800  25,929
Associates First Capital Corp. Class A  1,634,702  126,996
First Chicago NBD Corp.   2,497,753  209,343
Fleet Financial Group, Inc.   1,458,298  125,322
Household International, Inc.   4,646,978  231,187
Transamerica Corp.   487,100  57,539
  1,335,895
FEDERAL SPONSORED CREDIT - 1.9%
Fannie Mae  7,605,400  471,535
INSURANCE - 4.5%
Aetna, Inc.   483,300  33,499
Allstate Corp.   7,271,370  308,579
CIGNA Corp.   1,032,300  68,196
Fremont General Corp. (f)   1,785,628  102,116
General Re Corp.   365,100  86,529
Hartford Financial Services Group, Inc.   3,407,200  177,387
Highlands Insurance Group, Inc. (a)(f)   787,590  11,420
MBIA, Inc.   266,200  17,935
Marsh & McLennan Companies, Inc.   475,800  29,054
PMI Group, Inc.   496,800  33,658
Reliastar Financial Corp.   2,365,145  117,370
Torchmark Corp.   1,584,100  69,403
Travelers Property Casualty Corp. Class A  632,000  27,334
  1,082,480
SAVINGS & LOANS - 0.9%
Washington Mutual, Inc.   5,396,610  215,527
SECURITIES INDUSTRY - 0.6%
First Marathon Inc. Class A (non-vtg.)  1,115,900  18,084
Lehman Brothers Holdings, Inc.   882,060  63,508
Nomura Securities Co. Ltd.   652,000  7,601
Travelers Group, Inc. (The)  664,000  44,488
  133,681
TOTAL FINANCE   6,155,399
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 5.9%
DRUGS & PHARMACEUTICALS - 4.1%
American Home Products Corp.   4,415,000 $ 227,373
Bristol-Myers Squibb Co.   2,105,800  239,930
Merck & Co., Inc.   745,600  91,942
Novartis AG (Reg.)  53,317  89,853
Sankyo Co. Ltd.   2,270,000  50,884
Schering-Plough Corp.   2,793,100  270,232
Takeda Chemical Industries Ltd.   702,000  18,019
  988,233
MEDICAL EQUIPMENT & SUPPLIES - 0.9%
Bausch & Lomb, Inc.   516,600  26,411
Baxter International, Inc.   1,453,100  86,822
Johnson & Johnson  1,185,100  91,549
Pall Corp.   887,500  19,969
  224,751
MEDICAL FACILITIES MANAGEMENT - 0.9%
Columbia/HCA Healthcare Corp.   4,837,700  137,874
Humana, Inc. (a)   1,246,700  33,895
United HealthCare Corp.   1,011,500  57,150
  228,919
TOTAL HEALTH   1,441,903
HOLDING COMPANIES - 0.3%
CINergy Corp.   1,189,198  37,534
Cookson Group PLC  4,894,058  13,983
U.S. Industries, Inc.   1,564,860  30,124
  81,641
INDUSTRIAL MACHINERY & EQUIPMENT - 7.6%
ELECTRICAL EQUIPMENT - 4.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA  587,565  116,892
General Electric Co.   9,841,400  878,960
Loral Space & Communications Ltd. (a)   634,300  17,562
Omron Corp.   1,028,000  15,149
Siemens A.G.  1,087,000  80,752
  1,109,315
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Alstom SA  979,700 $ 29,030
Cooper Industries, Inc.   409,372  21,466
Harnischfeger Industries, Inc.   956,700  23,798
Ingersoll-Rand Co.   1,467,200  64,832
Parker-Hannifin Corp.   1,459,400  50,076
Stewart & Stevenson Services, Inc.   1,109,600  18,863
Tyco International Ltd.   4,716,070  292,101
  500,166
POLLUTION CONTROL - 1.0%
Browning-Ferris Industries, Inc.   2,213,682  77,894
Ogden Corp.   1,080,800  28,033
Waste Management, Inc.   2,391,920  131,855
  237,782
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,847,263
MEDIA & LEISURE - 3.5%
BROADCASTING - 1.1%
CBS Corp.   2,677,014  90,851
Time Warner, Inc.   2,074,496  186,834
  277,685
ENTERTAINMENT - 1.1%
King World Productions, Inc. (a)   976,400  27,339
MGM Grand, Inc. (a)   1,444,900  47,953
Viacom, Inc. Class B (non-vtg.) (a)  2,770,800  189,800
  265,092
LEISURE DURABLES & TOYS - 0.1%
Brunswick Corp.   1,073,300  20,862
LODGING & GAMING - 0.2%
Circus Circus Enterprises, Inc. (a)   785,500  10,752
Mirage Resorts, Inc. (a)  1,292,100  27,780
  38,532
PUBLISHING - 0.6%
ACNielsen Corp. (a)   1,474,433  38,428
Harcourt General, Inc.   1,248,200  70,445
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
R.H. Donnelley Corp.   787,300 $ 2,165
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  909,100
25,682
  136,720
RESTAURANTS - 0.4%
McDonald's Corp.   1,447,600  96,718
TOTAL MEDIA & LEISURE   835,609
NONDURABLES - 5.5%
AGRICULTURE - 0.4%
Edperbrascan Corp. Ltd., Class A   6,169,050  98,543
BEVERAGES - 0.2%
Anheuser-Busch Companies, Inc.   1,044,300  53,977
Seagram Co. Ltd.   313  11
  53,988
FOODS - 0.9%
Bestfoods  1,358,200  75,550
Corn Products International, Inc. (a)  856,300  25,475
General Mills, Inc.   363,558  22,518
Goodman Fielder Ltd. Ord.   5,084,926  6,474
Heinz (H.J.) Co.   879,400  48,477
Ralston Purina Co.   1,067,500  34,360
  212,854
HOUSEHOLD PRODUCTS - 1.4%
Avon Products, Inc.   357,100  30,889
Clorox Co.   545,500  55,914
Dial Corp.   1,050,100  25,071
Premark International, Inc.   649,100  20,122
Rubbermaid, Inc.   1,625,700  54,156
Unilever PLC Ord.   11,656,600  114,571
Unilever NV:
 Ord.   26,400  1,891
 ADR  588,800  40,922
  343,536
TOBACCO - 2.6%
Dimon, Inc.   764,550  8,315
Gallaher Group PLC sponsored ADR  2,298,500  58,899
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - CONTINUED
Philip Morris Companies, Inc.   10,091,600 $ 442,138
RJR Nabisco Holdings Corp.   4,998,920  122,161
  631,513
TOTAL NONDURABLES   1,340,434
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   1,280,700  24,173
RETAIL & WHOLESALE - 4.0%
APPAREL STORES - 0.9%
Charming Shoppes, Inc. (a)   1,334,600  6,173
Footstar, Inc. (a)   786,654  29,155
Limited, Inc. (The)  2,148,539  57,608
TJX Companies, Inc.   5,306,528  124,703
Venator Group, Inc. (a)   315,500  4,535
  222,174
GENERAL MERCHANDISE STORES - 2.8%
Consolidated Stores Corp. (a)   500,000  16,812
Dayton Hudson Corp.   1,789,800  85,575
Federated Department Stores, Inc. (a)  1,962,267  103,878
Hudson's Bay Co. Ord.   1,289,500  26,014
Hudson's Bay Co. (g)  642,800  12,968
Penney (J.C.) Co., Inc.   623,400  36,586
Sears, Roebuck & Co.   297,000  15,073
Wal-Mart Stores, Inc.   5,942,200  375,101
  672,007
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Tandy Corp.   944,900  53,682
Toys "R" Us, Inc. (a)   632,500  14,390
  68,072
TOTAL RETAIL & WHOLESALE   962,253
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 1.0%
LEASING & RENTAL - 0.2%
Ryder Systems, Inc.   1,752,100 $ 50,811
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   1,302,600  55,360
Harland (John H.) Co.   27,700  436
New England Business Service, Inc.   587,800  17,781
Wallace Computer Services, Inc.   1,038,600  20,253
  93,830
SERVICES - 0.4%
AccuStaff, Inc. (a)   545,600  12,890
Block (H & R), Inc.   1,102,440  46,854
Dunn & Bradstreet Corp.   787,300  21,601
Manpower, Inc.   826,900  22,223
  103,568
TOTAL SERVICES   248,209
TECHNOLOGY - 2.9%
COMPUTER SERVICES & SOFTWARE - 0.7%
Electronic Data Systems Corp.   2,919,900  102,744
First Data Corp.   1,172,000  33,914
NCR Corp. (a)  1,021,900  34,617
  171,275
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Compaq Computer Corp.   260,536  8,565
Diebold, Inc.   245,200  6,192
International Business Machines Corp.   1,131,300  149,897
Unisys Corp. (a)   4,529,771  124,852
Xerox Corp.   183,543  19,375
  308,881
ELECTRONICS - 0.6%
AMP, Inc.   1,091,100  32,051
Motorola, Inc.   2,254,300  117,787
Nitto Denko Corp.   678,000  9,898
  159,736
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   481,700 $ 40,523
Polaroid Corp.   722,900  23,856
  64,379
TOTAL TECHNOLOGY   704,271
TRANSPORTATION - 1.4%
AIR TRANSPORTATION - 0.2%
Viad Corp.   1,966,500  47,319
RAILROADS - 1.2%
Burlington Northern Santa Fe Corp.   731,900  75,340
CSX Corp.   3,475,100  140,524
Norfolk Southern Corp.   2,471,800  73,845
  289,709
TOTAL TRANSPORTATION   337,028
UTILITIES - 9.4%
ELECTRIC UTILITY - 2.7%
Allegheny Energy, Inc.   2,456,600  66,942
American Electric Power Co., Inc.   2,432,300  104,741
Central & South West Corp.   596,900  15,184
Central Maine Power Co.   1,269,800  24,047
CILCORP, Inc.   325,000  15,214
Consolidated Edison, Inc.   1,007,350  42,624
DPL, Inc.   2,038,475  34,781
Duke Energy Corp.   859,227  49,083
Entergy Corp.   3,403,400  93,168
FPL Group, Inc.   484,300  29,451
Illinova Corp.   482,000  12,050
Niagara Mohawk Power Corp. (a)   3,055,600  46,407
PG&E Corp.   2,285,698  69,571
PacifiCorp.   673,300  14,434
Pinnacle West Capital Corp.   1,017,900  43,515
  661,212
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 0.8%
MCN Energy Group, Inc.   1,873,500 $ 46,486
Questar Corp.   3,357,700  62,537
Sempra Energy (a)  3,047,751  76,766
Sonat, Inc.   731,700  21,402
  207,191
TELEPHONE SERVICES - 5.9%
AT&T Corp.   5,210,000  315,856
ALLTEL Corp.   1,143,200  47,943
Ameritech Corp.   3,687,800  181,394
Bell Atlantic Corp.   5,655,092  256,600
BellSouth Corp.   2,569,000  175,495
SUNCOM Telecommunications, Inc. (a)(c)  1,626,737  -
GTE Corp.   2,221,800  120,810
MCI Communications Corp.   580,400  37,581
SBC Communications, Inc.   3,167,400  129,467
Sprint Corp.   693,900  48,573
WorldCom, Inc. (a)   2,041,734  107,957
  1,421,676
TOTAL UTILITIES   2,290,079
TOTAL COMMON STOCKS
(Cost $15,081,872)   22,592,937
CONVERTIBLE PREFERRED STOCKS - 3.9%
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
International Paper $2.625 (g)  228,900  11,331
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Vornado Realty Trust, Series A, $3.25  87,100  4,703
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Republic Industries, Inc. $1.55  465,300  9,946
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 0.1%
OIL & GAS - 0.1%
Occidental Petroleum Corp. $3.00  329,200 $ 22,015
Tosco Financing Trust $2.875 TOPRS (g)  76,600  4,031
  26,046
FINANCE - 1.0%
CLOSED END INVESTMENT COMPANY - 0.1%
Readers Digest Association $1.93 TRACES  985,200  26,662
CREDIT & OTHER FINANCE - 0.3%
DECS Trust $2.01 DECS  93,000  1,140
Life Re Corp./ Life Re Capital Trust II $3.96  83,800  6,264
Union Pacific Capital Trust $3.13 TIDES (a)(g)  817,600  36,792
WBK Trust $3.135 STRYPES  605,200  18,648
  62,844
INSURANCE - 0.3%
Aetna, Inc. Class C 6.25% PRIDES  335,700  23,079
Conseco, Inc.:
 $4.2788 PRIDES  278,200  41,730
 $3.50 PRIDES  363,200  17,661
  82,470
SAVINGS & LOANS - 0.1%
Ahmanson (H.F.) & Co., Series D, $3.00  150,000  20,400
SECURITIES INDUSTRY - 0.2%
Merrill Lynch & Co, Inc. $2.3906 STRYPES  329,100  9,544
Salomon, Inc.:
 $2.03 DECS  490,100  20,890
 $3.484 DECS  198,400  11,706
  42,140
TOTAL FINANCE   234,516
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd., Series C:
 $3.00 (g)  388,600  28,853
 $3.00  302,300  22,446
  51,299
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Ingersoll Rand Co./ Ingersoll Rand Finance Co. $0.19
Growth PRIDES  1,126,900 $ 22,820
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   74,119
MEDIA & LEISURE - 1.0%
BROADCASTING - 0.7%
Evergreen Media Corp. $3.00 (g)  395,800  39,580
MediaOne Group, Inc.:
 Class D $2.25  849,600  86,500
 7 5/8% DECS (a)  393,300  20,943
 $3.63 PIES (a)  528,700  30,731
  177,754
ENTERTAINMENT - 0.2%
Premier Parks, Inc. $4.05 PIES  581,100  36,755
PUBLISHING - 0.1%
Hollinger Inernational, Inc. $0.95 PRIDES  1,147,500  16,710
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  956,400  -
Tribune Co. $1.75 DECS (a)  216,300  6,043
  22,753
TOTAL MEDIA & LEISURE   237,262
NONDURABLES - 0.2%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 Series A, $2.875  474,500  19,929
 Series B, $3.75  178,500  9,126
Dole Food Automatic Common Exchange Security Trust
$2.7475 ACES  283,900  12,066
  41,121
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   47,800  24,258
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.2%
K mart Financing I $3.875  607,400 $ 37,659
TOTAL RETAIL & WHOLESALE   61,917
SERVICES - 0.1%
Cendant Corp. $2.91 Growth PRIDES  611,200  15,891
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Laboratories, Inc.:
 $3.25 (g)  228,300  11,643
 $3.25   276,100  14,081
  25,724
UTILITIES - 0.8%
CELLULAR - 0.2%
AirTouch Communications, Inc. Class B $1.74 DECS 1,030,400 49,974 ELECTRIC UTILITY - 0.4%
Houston Industries, Inc. $3.215 ACES  612,600  47,936
Texas Utilities Co. $3.90 PRIDES (a)  986,600  41,613
  89,549
GAS - 0.2%
Enron Corp. Series J, $10.50  31,800  22,982
MCN Corp. $4.00  52,900  2,387
Williams Companies, Inc. $3.50 (a)  166,600  25,073
  50,442
TOTAL UTILITIES   189,965
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $725,468)   932,541
CORPORATE BONDS - 2.5%
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (E) AMOUNT (000S) (D)
(000S)
CONVERTIBLE BONDS - 2.4%
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Hexcel Corp.  7%, 8/1/03  B1 $ 6,758 $ 7,957
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property exchangeable 8%, 7/1/01  Ba2  1,358  1,702
TOTAL CONSTRUCTION & REAL ESTATE   9,659
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Magna International, Inc.
4 7/8%, 2/15/05 (g)  Baa  12,500  13,742
CONSUMER ELECTRONICS - 0.2%
Matsushita Electric Industrial Co. Ltd.:
1.3%, 3/29/02  Aa2 JPY 959,000  9,574
 1.4%, 3/31/04  Aa2 JPY 442,000  4,450
Sunbeam Corp. 0%, 3/25/18 (g)  Caa  128,730  27,677
  41,701
TOTAL DURABLES   55,443
ENERGY - 0.1%
OIL & GAS - 0.1%
Pennzoil Co. 4 3/4%,10/1/03  Ba1  22,210  31,205
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.2%
Bell Atlantic Financial Services, Inc.
5 3/4%, 4/1/03 (g)  A1  30,050  31,252
INSURANCE - 0.0%
Loews Corp. 3 1/8%, 9/15/07  A2  9,210  7,892
TOTAL FINANCE   39,144
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (E) AMOUNT (000S) (D)
(000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.1%
Jacor Communications, Inc.:
 liquid yield option notes 0%, 6/12/11  B3 $ 18,492 $ 15,291 liquid yield option notes 0%, 2/9/18  B3  7,150  3,124
  18,415
LODGING & GAMING - 0.0%
Hilton Hotels Corp. 5%, 5/15/06  Baa  5,634  5,634
PUBLISHING - 0.3%
News America Holdings, Inc. liquid yield option
 notes 0%, 3/11/13  Baa  114,540  68,294
TOTAL MEDIA & LEISURE   92,343
NONDURABLES - 0.1%
AGRICULTURE - 0.1%
EdperBrascan Corp. 7%, 5/31/06 (g)  -  CAD 14,000  15,279
RETAIL & WHOLESALE - 0.5%
APPAREL STORES - 0.1%
Baker (J.), Inc. 7%, 6/1/02   B3  13,300  12,219
Charming Shoppes, Inc. 7 1/2%, 7/15/06  B2  5,338  5,045
  17,264
DRUG STORES - 0.1%
Rite Aid Corp.:
 5 1/4%, 9/15/02  -  230  294
 5 1/4%, 9/15/05 (g)  Baa  24,600  31,411
  31,705
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
5%, 10/1/03  Baa  20,953  32,582
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  24,290  50,887
TOTAL RETAIL & WHOLESALE   132,438
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (E) AMOUNT (000S) (D)
(000S)
CONVERTIBLE BONDS - CONTINUED
SERVICES - 0.1%
ADT Operations, Inc. liquid yield option notes
 0%, 7/6/10  Baa $ 19,295 $ 32,477
TECHNOLOGY - 0.7%
COMPUTER SERVICES & SOFTWARE - 0.1%
Softkey International, Inc.
5 1/2%, 11/1/00 (g)  -  29,030  27,143
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Apple Computer, Inc.:
 6%, 6/1/01 (g)  Caa  12,780  16,694
 6%, 6/1/01  Caa  23,710  30,971
Quantum Corp. 7%, 8/1/04  B2  16,080  14,794
  62,459
ELECTRONICS - 0.3%
Cirrus Logic, Inc. 6%, 12/15/03 (g)  B3  11,090  8,532
Micron Technology, Inc. 7%, 7/1/04  B2  36,417  36,144
Motorola, Inc. liquid yield option notes
 0%, 9/27/13  A1  35,020  25,433
  70,109
TOTAL TECHNOLOGY   159,711
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc.
6 3/4%, 4/15/06 (g)  B2  9,150  16,584
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
Cam-Net Communications Network, Inc.
11 1/2%, 4/4/99 (c)  -  4,225  -
TOTAL CONVERTIBLE BONDS   584,283
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)   RATINGS (E) AMOUNT (000S) (D)
(000S)
NONCONVERTIBLE BONDS - 0.1%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Daimler-Benz Capital AG 4 1/8%, 7/5/03 unit A1 DEM 19,000 $ 21,012 TOTAL CORPORATE BONDS
(Cost $508,251)   605,295
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Bardell Associates Note Trust
12 1/2%, 11/1/08 (c)
(Cost $2,636)  - $ 2,587  2,749
INDEXED SECURITIES - 0.0%
Merrill Lynch & Co. Inc. Japan Index equity
participation securities 0%, 1/31/00
(Cost $4,188)  Aa3  5,000  5,238
PURCHASED BANK DEBT - 0.0%
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $341)  -  450  447
CASH EQUIVALENTS - 0.5%
 SHARES
Taxable Central Cash Fund (b)    79,942,330  79,942
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
U.S. Treasury obligations), in a joint
trading account at 5.63%, dated
7/31/98 due 8/3/98   $ 48,989  48,966
TOTAL CASH EQUIVALENTS
(Cost $128,908)   128,908
PURCHASED OPTIONS - 0.0%
 EXPIRATION DATE/ UNDERLYING FACE VALUE (NOTE 1)   STRIKE PRICE
AMOUNT AT VALUE (000S)    (000S)
J. Aron and Co. OTC Put Option
on 10,032,000,000 Japanese Yen   Sept.1998/
(Cost $1,300)   132 $ 69,406 $ 6,329
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $16,452,964)  $ 24,274,444
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange   Securities
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for
  Common Stock
PIES - Premium Income Equity
  Securities
PRIDES - Preferred Redeemable
  Increased Dividend Equity
  Securities
STRYPES - Structured Yield Product
  Exchangeable for Common
  Stock
TIDES - Term Income Deferred Equity   Securities
TOPRS - Trust Originated Preferred
  Securities
TRACES - Trust Automatic Common
  Exchange Securities
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
DEM - German deutsche mark
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 2,636
SUNCOM Telecommunications,
 Inc.  4/12/96 $ 1,271
Cam-Net Communications
 Network, Inc. 11 1/2%,
 4/4/99 4/12/96 $ 2,792

(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(f) Affiliated company (see Note 7 of Notes to Financial Statements).
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $370,772,000 or 1.5% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.8%
United Kingdom   2.8
France   2.1
Canada   2.0
Netherlands    1.1
Others (individually less than 1%)   3.2
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $16,456,065,000. Net unrealized appreciation aggregated $7,818,379,000, of which $8,608,169,000 related to appreciated investment securities and $789,790,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                         JULY 31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                            $ 24,274,444
agreements of $48,966) (cost $16,452,964) -
See accompanying schedule

Cash                                                                                 1

Receivable for investments sold                                                      153,456

Receivable for fund shares sold                                                      24,166

Dividends receivable                                                                 40,086

Interest receivable                                                                  5,111

Other receivables                                                                    595

 TOTAL ASSETS                                                                        24,497,859

LIABILITIES

Payable for investments purchased                                         $ 82,763

Payable for fund shares redeemed                                           44,224

Accrued management fee                                                     9,852

Other payables and accrued expenses                                        4,972

Collateral on securities loaned, at value                                  122,190

 TOTAL LIABILITIES                                                                   264,001

NET ASSETS                                                                          $ 24,233,858

Net Assets consist of:

Paid in capital                                                                     $ 15,618,452

Undistributed net investment income                                                  20,538

Accumulated undistributed net realized gain (loss) on                                773,460
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                            7,821,408
and assets and liabilities in foreign currencies

NET ASSETS, for 433,664 shares outstanding                                          $ 24,233,858

NET ASSET VALUE, offering price and redemption price                                 $55.88
per share ($24,233,858 (divided by) 433,664 shares)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                           $ 250,816
Dividends (including $623 received from affiliated issuers)

Interest (including income on securities loaned of $913)                     29,678

                                                                             280,494

Less foreign taxes withheld                                                  (5,218)

 TOTAL INCOME                                                                275,276

EXPENSES

Management fee                                                    $ 57,214

Transfer agent fees                                                22,172

Accounting and security lending fees                               485

Non-interested trustees' compensation                              66

Custodian fees and expenses                                        464

Registration fees                                                  601

Audit                                                              33

Legal                                                              90

Miscellaneous                                                      4

 Total expenses before reductions                                  81,129

 Expense reductions                                                (1,815)   79,314

NET INVESTMENT INCOME                                                        195,962

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain                    779,675
of $978 on sales of investments in affiliated issuers)

 Foreign currency transactions                                     (381)     779,294

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             993,299

 Assets and liabilities in foreign currencies                      (332)     992,967

NET GAIN (LOSS)                                                              1,772,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 1,968,223
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JULY 31, 1998      JANUARY 31,
                                                         (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 195,962          $ 350,823
Net investment income

 Net realized gain (loss)                                 779,294            947,882

 Change in net unrealized appreciation (depreciation)     992,967            2,658,073

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,968,223          3,956,778
FROM OPERATIONS

Distributions to shareholders                             (196,787)          (352,802)
From net investment income

 From net realized gain                                   (259,730)          (774,993)

 TOTAL DISTRIBUTIONS                                      (456,517)          (1,127,795)

Share transactions                                        4,295,117          6,976,733
Net proceeds from sales of shares

 Reinvestment of distributions                            445,729            1,101,392

 Cost of shares redeemed                                  (3,290,865)        (4,658,832)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,449,981          3,419,293
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,961,687          6,248,276

NET ASSETS

 Beginning of period                                      21,272,171         15,023,895

 End of period (including undistributed net investment   $ 24,233,858       $ 21,272,171
income of $20,538 and $21,363, respectively)

OTHER INFORMATION
Shares

 Sold                                                     76,163             141,602

 Issued in reinvestment of distributions                  7,979              22,381

 Redeemed                                                 (57,974)           (94,339)

 Net increase (decrease)                                  26,168             69,644




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED              YEARS ENDED JANUARY 31,
                              JULY 31, 1998

                              (UNAUDITED)        1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

Net asset value,              $ 52.20            $ 44.47   $ 39.15   $ 30.89   $ 35.19   $ 29.87
beginning of period

Income from Investment
Operations

 Net investment income         .46 E               .94 E     1.01 E    .93       1.02      1.11

 Net realized and              4.30                9.79      7.17      9.65      (2.12)    5.48
 unrealized gain
 (loss)

 Total from investment         4.76                10.73     8.18      10.58     (1.10)    6.59
 operations

Less Distributions

 From net investment           (.46)               (.96)     (1.02)    (.96)     (.98)     (1.15)
 income

 From net realized gain        (.62)               (2.04)    (1.84)    (1.36)    (2.22)    (.12)

 Total distributions           (1.08)              (3.00)    (2.86)    (2.32)    (3.20)    (1.27)

Net asset value,              $ 55.88            $ 52.20   $ 44.47   $ 39.15   $ 30.89   $ 35.19
end of period

TOTAL RETURN B, C              9.13%               24.69%    21.74%    35.21%    (3.01)%   22.52% D

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of            $ 24,234           $ 21,272  $ 15,024  $ 11,010  $ 7,439   $ 6,943
period (in millions)

Ratio of expenses to           .66% A              .67%      .68%      .68%      .70%      .66%
average net assets

Ratio of expenses to           .65% A, F           .65% F    .66% F    .67% F    .69% F    .66%
average net assets
after expense
reductions

Ratio of net investment        1.60% A             1.90%     2.46%     2.86%     3.37%     3.55%
income to average
net assets

Portfolio turnover rate        24% A               23%       30%       39%       50%       70%

Average commission            $ .0425           $ .0421   $ .0331
rate G


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
OPTIONS. The fund may use options to manage its exposure to the stock market and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
2. OPERATING POLICIES - CONTINUED
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,749,000 or 0.01% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $447,000 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,685,765,000 and $2,822,960,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .18%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .47% of average net assets.
In accordance with the management contract currently in effect, the annual individual fund fee rate is scheduled to increase to .20% on December 1, 1998.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $672,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $115,534,000 and $122,190,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $958,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $853,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Fremont General Corp.  $ 3,528 $ 4,766 $ 552 $ 102,116
Highlands Insurance Group, Inc.   780  -  -  11,420
Zurn Industries, Inc.   -  1,585  71  -
TOTALS  $ 4,308 $ 6,351 $ 623 $ 113,536
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen R. Petersen, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

REAL ESTATE INVESTMENT
PORTFOLIO
SEMIANNUAL REPORT
JULY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  16  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 20  Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998      PAST 6   PAST 1  PAST 5   PAST 10
                                 MONTHS   YEAR    YEARS    YEARS

Fidelity Real Estate             -11.30%  -4.36%  63.70%   216.70%

S&P 500 (registered trademark)   15.18%   19.29%  180.53%  445.15%

Wilshire Real Estate Securities  -10.64%  -1.65%  69.48%   79.26%

Real Estate Funds Average        -9.11%   -2.03%  48.71%   149.43%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs) - and the performance of the S&P 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 103 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998           PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

Fidelity Real Estate                  -4.36%  10.36%  12.22%

S&P 500                               19.29%  22.91%  18.48%

Wilshire Real Estate Securities       -1.65%  11.13%  6.01%

Real Estate Funds Average             -2.03%  8.10%   9.38%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Real Estate                 Wilshire Real Estate
S&P 500
             00303                       WA005
SP001
  1988/07/31      10000.00                    10000.00
   10000.00
  1988/08/31       9902.49                     9979.00
    9660.00
  1988/09/30      10054.89                    10160.62
   10071.52
  1988/10/31       9966.78                    10159.60
   10351.50
  1988/11/30       9823.61                    10027.53
   10203.48
  1988/12/31       9979.01                    10354.42
   10382.04
  1989/01/31      10079.70                    10522.17
   11142.00
  1989/02/28      10113.26                    10549.52
   10864.57
  1989/03/31      10191.05                    10623.37
   11117.71
  1989/04/30      10463.72                    10816.72
   11694.72
  1989/05/31      10656.86                    11002.76
   12168.36
  1989/06/30      11022.27                    11125.99
   12099.00
  1989/07/31      11575.69                    11477.58
   13191.54
  1989/08/31      11737.11                    11355.91
   13450.09
  1989/09/30      11598.59                    11330.93
   13394.95
  1989/10/31      11165.98                    10764.38
   13084.18
  1989/11/30      11306.29                    10603.99
   13351.10
  1989/12/31      11353.50                    10599.75
   13671.53
  1990/01/31      11104.88                    10100.50
   12754.17
  1990/02/28      11033.85                    10096.46
   12918.70
  1990/03/31      11093.04                    10073.24
   13261.04
  1990/04/30      10949.13                     9877.82
   12929.52
  1990/05/31      10901.16                     9834.36
   14190.14
  1990/06/30      11069.53                     9853.04
   14093.65
  1990/07/31      11142.44                     9475.67
   14048.55
  1990/08/31      10352.62                     8368.91
   12778.56
  1990/09/30       9835.32                     7398.96
   12156.25
  1990/10/31       9551.85                     6866.23
   12103.97
  1990/11/30      10155.77                     7145.69
   12885.89
  1990/12/31      10366.20                     7053.51
   13245.41
  1991/01/31      11332.54                     7739.81
   13822.91
  1991/02/28      11683.93                     8194.92
   14811.25
  1991/03/31      12456.72                     8925.08
   15169.68
  1991/04/30      12799.92                     8852.79
   15206.08
  1991/05/31      13104.98                     8990.01
   15862.99
  1991/06/30      12683.23                     8546.80
   15136.46
  1991/07/31      12953.36                     8510.90
   15841.82
  1991/08/31      13017.68                     8407.92
   16217.27
  1991/09/30      13395.35                     8312.07
   15946.44
  1991/10/31      13174.05                     8125.05
   16160.13
  1991/11/30      13043.87                     7855.30
   15508.87
  1991/12/31      14428.52                     8466.44
   17283.09
  1992/01/31      15298.98                     8865.21
   16961.62
  1992/02/29      14969.26                     8843.05
   17182.12
  1992/03/31      14877.51                     8652.04
   16847.07
  1992/04/30      14664.21                     8508.41
   17342.38
  1992/05/31      15104.14                     8542.45
   17427.35
  1992/06/30      14930.36                     8285.32
   17167.69
  1992/07/31      15588.26                     8315.97
   17869.85
  1992/08/31      15628.54                     8190.40
   17503.51
  1992/09/30      16060.12                     8501.64
   17710.06
  1992/10/31      16235.86                     8592.61
   17772.04
  1992/11/30      16533.27                     8666.50
   18378.07
  1992/12/31      17243.41                     9092.90
   18604.12
  1993/01/31      18091.89                     9724.85
   18760.39
  1993/02/28      18529.82                    10195.53
   19015.53
  1993/03/31      19864.28                    10879.65
   19416.76
  1993/04/30      18968.25                    10262.78
   18946.88
  1993/05/31      18733.90                    10101.65
   19454.65
  1993/06/30      19221.56                    10366.32
   19511.07
  1993/07/31      19346.74                    10576.75
   19433.03
  1993/08/31      19652.73                    10796.75
   20169.54
  1993/09/30      20560.27                    11285.84
   20014.23
  1993/10/31      20223.67                    10968.71
   20428.53
  1993/11/30      19045.59                    10490.47
   20234.46
  1993/12/31      19400.84                    10477.88
   20479.29
  1994/01/31      19558.10                    10792.22
   21175.59
  1994/02/28      20515.99                    11233.62
   20601.73
  1994/03/31      19782.23                    10713.51
   19703.49
  1994/04/30      20056.18                    10833.50
   19955.70
  1994/05/31      20488.74                    11058.83
   20282.97
  1994/06/30      19876.54                    10840.98
   19786.04
  1994/07/31      19832.89                    10865.91
   20435.02
  1994/08/31      19745.58                    10858.30
   21272.86
  1994/09/30      19510.80                    10676.97
   20751.67
  1994/10/31      18732.13                    10286.19
   21218.59
  1994/11/30      18070.99                     9884.00
   20445.80
  1994/12/31      19796.28                    10650.01
   20749.02
  1995/01/31      18926.44                    10306.02
   21287.04
  1995/02/28      19226.39                    10628.60
   22116.59
  1995/03/31      19302.51                    10690.24
   22769.25
  1995/04/30      18998.77                    10613.27
   23439.81
  1995/05/31      19697.37                    10964.57
   24376.70
  1995/06/30      20108.91                    11155.35
   24942.97
  1995/07/31      20462.51                    11334.96
   25770.08
  1995/08/31      20877.60                    11473.24
   25834.76
  1995/09/30      21248.75                    11684.35
   26924.99
  1995/10/31      20657.64                    11322.13
   26828.87
  1995/11/30      20766.53                    11439.89
   28006.65
  1995/12/31      21957.19                    12103.40
   28546.06
  1996/01/31      22352.67                    12270.43
   29517.77
  1996/02/29      22431.77                    12513.38
   29791.40
  1996/03/31      22448.86                    12614.74
   30078.29
  1996/04/30      22416.85                    12671.50
   30521.64
  1996/05/31      22880.87                    12954.08
   31308.80
  1996/06/30      23253.99                    13213.16
   31428.08
  1996/07/31      23335.02                    13095.56
   30039.59
  1996/08/31      24355.92                    13652.12
   30673.13
  1996/09/30      25138.00                    13993.43
   32399.41
  1996/10/31      25908.71                    14372.65
   33292.98
  1996/11/30      27122.15                    14969.11
   35809.60
  1996/12/31      29911.19                    16566.32
   35100.21
  1997/01/31      30276.17                    16803.22
   37293.27
  1997/02/28      30375.70                    16813.30
   37585.65
  1997/03/31      30383.12                    16870.47
   36041.26
  1997/04/30      29428.94                    16325.55
   38192.92
  1997/05/31      30265.94                    16812.05
   40518.11
  1997/06/30      31896.25                    17645.93
   42333.32
  1997/07/31      33113.28                    18226.48
   45701.78
  1997/08/31      32910.44                    18091.60
   43141.57
  1997/09/30      36224.29                    20376.57
   45504.43
  1997/10/31      35166.90                    19510.57
   43984.58
  1997/11/30      35405.66                    19902.73
   46020.63
  1997/12/31      36309.79                    20346.56
   46810.80
  1998/01/31      35706.10                    20059.68
   47328.53
  1998/02/28      35049.15                    19802.91
   50741.86
  1998/03/31      35978.10                    20193.03
   53340.35
  1998/04/30      34707.43                    19556.95
   53876.96
  1998/05/31      34253.62                    19369.20
   52950.81
  1998/06/30      34072.47                    19266.54
   55101.68
  1998/07/31      31670.16                    17925.59
   54514.84
IMATRL PRASUN   SHR__CHT 19980731 19980813 162224 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $31,670 - a 216.70% increase on the initial investment. For comparison, look at how both the Wilshire Real Estate Securities Index and S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Wilshire Real Estate Securities Index would have grown to $17,926 - a 79.26% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $54,515 - a 445.15% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Low interest rates. A strong
domestic economy. Tame inflation.
Not the environment where one
expects to encounter anxious
investors and a tumbling S&P. Yet
that was the scenario in the latter
stages of the six-month period
ending July 31, 1998. At the end of
those six months, the Standard &
Poor's 500 Index - a measure of
the U.S. stock market - produced
a return of 15.18%. That's down
from 17.71% for the six-month
period ending June 30, 1998.
After a strong first quarter of the
year, investor uncertainty over
corporate earnings reports, the
Asian economy and stock market
volatility began to have a tangible
effect on the domestic equity
market. In mid-June the major U.S.
indexes, along with Asian markets,
continued to sell off. During the
week of July 20th, the Dow Jones
Industrial Average racked up losses
of over 400 points. Contributing to
the decline were concerns that Asia's
crisis will inhibit the earnings
growth of American companies.
Throughout the period, small-cap
stocks were weak, while large-cap
stocks continued to pace the
market, due in large part to strong
consumer spending. And despite
the descending performance in the
later stages of the six month period,
the 15.18% return over those six
months was still approximately
50% higher than the stock
market's historical annual return.
NOTE TO SHAREHOLDERS: The following is an interview with Barry Greenfield (top), who managed Fidelity Real Estate Investment Portfolio during the period, and Steven Buller, who has been associate portfolio manager of the fund and becomes manager effective October 1, 1998.
Q. HOW DID THE FUND PERFORM, BARRY?
B.G. It was a tough period. For the six months that ended July 31, 1998, the fund returned -11.30%. In comparison, the real estate funds average returned -9.11% for the same period, according to Lipper Analytical Services. The Wilshire Real Estate Securities Index, meanwhile, returned -10.64% over the same time span, while the Standard & Poor's 500 Index returned 15.18%. For the 12 months that ended July 31, 1998, the fund returned -4.36%, while the Lipper average and Wilshire index returned -2.03% and -1.65%, respectively. The S&P 500 returned 19.29%
Q. CAN YOU OUTLINE SOME OF THE FACTORS BEHIND THIS DISAPPOINTING
PERFORMANCE?
B.G. There were a number of drivers responsible, all of which seemed to occur simultaneously. First, the real estate investment trust
(REIT) market suffered from misperceptions concerning "paired share" REITs, or two entities that trade under one symbol. Federal legislation was introduced proposing certain restrictions on these securities and I think investors became concerned. We also saw decreased demand for REITs from diversified stock fund managers, as many sought higher returns from other securities. An excess of REIT equity issuance during the period also hurt, though much of that oversupply came in response to demand. Lastly, REITs suffered from a perception of overbuilding in certain sectors, particularly in the office-building area.
Q. MOST OF THOSE PROBLEMS SEEM TECHNICAL IN NATURE, RATHER THAN AN INDICATION OF SERIOUS STRUCTURAL CONCERNS WITHIN THE MARKET . . .
B.G. With the exception of the perceived overbuilding problem - which also occurred in the lodging sector - that's an accurate statement. There has been some development occurring in cities such as Dallas and Atlanta, but much of this building has come in response to demand. While investors seemed to overlook this during the period, investors may come to realize that REIT business prospects are still healthy.
Q. DID YOU PURSUE ANY SPECIFIC STRATEGIES TO TRY TO OFFSET THE PROBLEMS IN THE REIT MARKET?
B.G. One move I made was to slightly increase the fund's exposure to Canadian and U.K.-based real-estate companies. The theory behind this, particularly in Canada, was that the Canadian economic and real estate cycles were behind that of the U.S., and I felt there was room to grow. Unfortunately, currency problems in Canada prevented this strategy from fulfilling its promise. The fund's Canadian investments included Trizec Hahn Corp. and Boardwalk Equities. The fund's U.K. holdings - namely Minerva and Pillar Property Investments - accounted for a small portion of the portfolio but performed well.
Q. WHICH INDIVIDUAL POSITIONS CONTRIBUTED TO PERFORMANCE? WHICH WERE DISAPPOINTMENTS?
B.G. A sound consumer atmosphere helped some shopping-mall REITs - notably Simon Debartolo Group - post decent returns. Apartment Investment & Management was also a good contributor. On the negative side, the fund's single largest holding - Starwood Hotels & Resorts - suffered from many of the problems I mentioned at the outset. Mack-Cali Realty - an active acquisition company in the office REIT area - also detracted from performance.
Q. BEGINNING WITH THIS PERIOD, STEVE, THE FUND IS COMPARING ITS PERFORMANCE TO THAT OF THE WILSHIRE REAL ESTATE SECURITIES INDEX AS WELL AS THE S&P 500. WHAT SORTS OF SECURITIES COMPRISE THIS INDEX? S.B. The Wilshire index is a market-capitalization weighted index of publicly traded real-estate securities, including REITs and real estate operating companies. Companies that are included in the index are involved in the equity ownership and operation of commercial real estate and have a market capitalization of at least $100 million. We've added this benchmark because we feel the Wilshire index reflects the performance of the universe of stocks in which the fund invests.
Q. AND WHAT'S YOUR OUTLOOK?
S.B. It's been a frustrating period, mainly because the real estate market has dipped despite good fundamental prospects. Despite this backdrop, though, I'm hopeful that REITs will rebound and get back on track to delivering better returns. In terms of the portfolio itself, I don't anticipate any major sector allocation changes.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BARRY GREENFIELD OFFERS A
SECTOR-BY-SECTOR LOOK AT
PERFORMANCE AND SUPPLY AND
DEMAND DYNAMICS:
SHOPPING MALLS: "This was
probably the strongest-performing
sector during the period, buoyed by
a good consumer environment and
steady retail sales. There wasn't a
lot of speculative building within
this sector, which was favorable.
Speculative building is when a
company receives the financing
for a site and puts up the building
without having a pre-lease
component or a lead tenant. For the
most part, new malls were being
built in areas where the
population was on the rise.
HOTELS: "Hotels had a tough
performance stretch. We've seen
quite a bit of new building occur on
the limited-service side of the hotel
industry, an area that would include
hotels such as Days Inn and
Hampton Inn. I avoided these hotels
for the most part, instead choosing
to concentrate on resort hotels or
upper-tier, urban hotels.
OFFICE: "While office REITs were
offering growth, they had a very
difficult period. There has been
talk of increased building -
primarily in response to demand
- within this sector."
FUND FACTS
GOAL: above-average income
and long-term capital growth
by investing mainly in the
equity securities of companies
in the real estate industry
FUND NUMBER: 303
TRADING SYMBOL: FRESX
START DATE: November 17, 1986
SIZE: as of July 31, 1998,
more than $1.6 billion
MANAGER: Barry Greenfield,
since inception; manager,
Fidelity Fund, 1982-1993;
joined Fidelity in 1968; Steven
Buller, beginning October
1998; associate portfolio
manager, since 1997;
manager, Fidelity Select
Environmental Services
Portfolio, since 1997
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JULY 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE STOCKS
                                                              6 MONTHS AGO

Starwood Hotels & Resorts                       7.7           5.8

Public Storage, Inc.                            5.7           4.6

Crescent Real Estate Equities, Inc.             5.6           4.2

Duke Realty Investments, Inc.                   5.5           4.4

Mack-Cali Realty Corp.                          4.8           4.8

Apartment Investment & Management Co. Class A   4.3           2.7

Reckson Associates Realty Corp.                 3.4           2.9

Patriot American Hospitality, Inc.              3.0           3.0

Equity Office Properties Trust                  2.8           3.1

Excel Realty Trust, Inc.                        2.7           2.1


TOP FIVE REIT SECTORS AS OF JULY 31, 1998
                      % OF FUND'S   % OF FUND'S INVESTMENTS
                      INVESTMENTS   IN THESE REIT SECTORS
                                    6 MONTHS AGO

Office Buildings      24.2          24.8

Industrial Buildings  18.9          18.5

Apartments            12.9          14.4

Hotels                12.1          12.1

Shopping Centers      8.7           5.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998* AS OF JANUARY 31, 1998**
ROW: 1, COL: 1, VALUE: 93.8
ROW: 1, COL: 2, VALUE: 1.4
ROW: 1, COL: 3, VALUE: 4.8
STOCKS  93.4%
CONVERTIBLE
SECURITIES 0.2%
SHORT-TERM
INVESTMENTS 6.4%
FOREIGN
INVESTMENTS 1.7%
STOCKS  94.8%
CONVERTIBLE
SECURITIES 0.4%
SHORT-TERM
INVESTMENTS 4.8%
FOREIGN
INVESTMENTS 4.1%
ROW: 1, COL: 1, VALUE: 92.40000000000001
ROW: 1, COL: 2, VALUE: 1.2
ROW: 1, COL: 3, VALUE: 6.4
*
**



INVESTMENTS JULY 31, 1998  (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES

COMMON STOCKS - 94.8%

                                                   SHARES           VALUE (NOTE 1)
                                                                    (000S)

REAL ESTATE INVESTMENT TRUSTS (REITS) - 86.7%

REITS - APARTMENTS - 12.9%

Apartment Investment & Management Co. Class A       1,860,500       $ 70,699

Avalon Bay Communities, Inc.                        890,404          31,943

BRE Properties, Inc. Class A                        708,800          17,897

Camden Property Trust (SBI)                         702,200          20,232

Colonial Properties Trust (SBI)                     352,000          9,636

Equity Residential Properties Trust (SBI)           906,962          38,092

Gables Residential Trust                            53,100           1,424

Home Properties of New York, Inc.                   529,380          13,499

Pennsylvania Real Estate Investment Trust           146,000          3,203

Post Properties, Inc.                               90,000           3,572

                                                                     210,197

REITS - FACTORY OUTLETS - 1.2%

Chelsea GCA Realty, Inc.                            19,000           689

FAC Realty, Inc. (a)                                441,000          3,721

Tanger Factory Outlet Centers, Inc. (d)             550,900          15,804

                                                                     20,214

REITS - HEALTH CARE FACILITIES - 1.1%

Nationwide Health Properties, Inc.                  580,000          13,340

Omega Healthcare Investors, Inc.                    169,600          4,982

                                                                     18,322

REITS - HOTELS - 11.9%

Felcor Lodging Trust, Inc.                          20,000           553

Innkeepers USA Trust                                763,124          9,301

Legacy Hotels Real Estate Investment Trust          280,000          1,435

Patriot American Hospitality, Inc.                  2,599,907        49,398

Starwood Hotels & Resorts                           3,034,783        124,612

Sunstone Hotel Investors, Inc.                      800,000          8,900

                                                                     194,199

REITS - INDUSTRIAL BUILDINGS - 18.9%

AMB Property Corp.                                  238,400          5,692

Bedford Property Investors, Inc.                    539,800          10,088

COMMON STOCKS - CONTINUED

                                                   SHARES           VALUE (NOTE 1)
                                                                    (000S)

REAL ESTATE INVESTMENT TRUSTS (REITS) - CONTINUED

REITS - INDUSTRIAL BUILDINGS - CONTINUED

CenterPoint Properties Corp. (d)                    1,059,800       $ 35,238

Duke Realty Investments, Inc. (d)                   4,169,868        89,392

First Industrial Realty Trust, Inc.                 383,500          10,594

Liberty Property Trust (SBI)                        629,700          15,782

ProLogis Trust                                      367,000          8,762

Public Storage, Inc.                                3,529,200        93,524

Spieker Properties, Inc.                            612,900          22,026

Summit Real Estate Investment Trust                 182,600          1,769

Weeks Corp.                                         479,500          13,846

                                                                     306,713

REITS - LEISURE - 0.6%

Franchise Finance Corp. of America                  265,100          6,594

Golf Trust of America, Inc.                         112,300          3,439

                                                                     10,033

REITS - MALLS - 5.8%

CBL & Associates Properties, Inc.                   226,300          5,502

General Growth Properties, Inc.                     664,500          24,171

Simon Debartolo Group, Inc.                         1,321,500        41,132

Taubman Centers, Inc.                               294,800          3,851

Urban Shopping Centers, Inc.                        590,000          19,396

                                                                     94,052

REITS - MOBILE HOME PARKS - 1.6%

Manufactured Home Communities, Inc.                 350,500          8,653

Sun Communities, Inc.                               495,000          16,613

                                                                     25,266

REITS - OFFICE BUILDINGS - 24.0%

Alexandria Real Estate Equities, Inc.               314,600          9,163

Boston Properties, Inc.                             947,100          30,603

Brandywine Realty Trust                             455,100          9,074

Crescent Real Estate Equities, Inc.                 2,980,600        87,555

COMMON STOCKS - CONTINUED

                                                   SHARES           VALUE (NOTE 1)
                                                                    (000S)

REAL ESTATE INVESTMENT TRUSTS (REITS) - CONTINUED

REITS - OFFICE BUILDINGS - CONTINUED

Crocker Realty, Inc. (c):

Class A                                             1,497           $ 16

Class B (non-vtg.)                                  1,308,241        14,391

Equity Office Properties Trust                      1,822,710        45,340

Glenborough Realty Trust, Inc. (d)                  1,472,200        36,253

Mack-Cali Realty Corp.                              2,521,900        78,337

Minerva PLC                                         558,300          1,937

PS Business Parks, Inc.                             250,360          5,664

PS Business Parks, Inc. (a)(c)                      516,134          11,678

Reckson Associates Realty Corp. (d)                 2,425,700        55,033

SL Green Realty Corp.                               219,400          4,827

                                                                     389,871

REITS - SHOPPING CENTERS - 8.7%

Bradley Real Estate, Inc. (SBI)                     741,895          15,812

Developers Diversified Realty Corp.                 518,100          19,170

Excel Realty Trust, Inc. (d)                        1,654,500        43,224

Kimco Realty Corp.                                  1,042,200        38,561

Malan Realty Investors, Inc.                        251,900          4,408

Mid-Atlantic Realty Trust                           370,000          4,810

Realfund Trust units                                50,000           450

Realty Income Corp.                                 568,500          13,680

RioCan Real Estate Investment Trust                 250,000          1,736

                                                                     141,851

TOTAL REAL ESTATE INVESTMENT TRUSTS                                  1,410,718

COMPUTER SERVICES & SOFTWARE - 0.0%

DATA PROCESSING - 0.0%

Realty Information Group, Inc. (a)                  58,000           624

CREDIT & OTHER FINANCE - 0.5%

TRUSTS, NEC - 0.5%

Security Capital US Realty Class A (Reg.) (a)       645,300          7,744

COMMON STOCKS - CONTINUED

                                                   SHARES           VALUE (NOTE 1)
                                                                    (000S)

LODGING & GAMING - 0.2%

HOTELS, MOTELS, & TOURIST COURTS - 0.2%

Host Marriott Corp. (a)                             188,200         $ 3,188

REAL ESTATE - 6.5%

OPERATORS, NON-RESIDENTIAL - 2.6%

Cadillac Fairvew Corp.                              118,400          2,599

CR Leasing & Development, Inc. (c):

Class A                                             46               -

Class B (non-vtg.)                                  216              -

Forest City Enterprises, Inc. Class A               310,400          8,963

Ramco-Gershenson Properties Trust (SBI)             155,800          2,863

Trizec Hahn Corp. (sub-vtg.)                        890,700          18,912

Unibail                                             64,040           8,246

                                                                     41,583

REAL ESTATE AGENTS - 0.9%

Reckson Service Industries, Inc. (a)                1,190,736        2,530

Rouse Co. (The)                                     392,900          11,468

                                                                     13,998

REAL ESTATE DEALERS - 0.5%

Excel Legacy Corp. (a)(d)                           1,776,900        8,218

REAL ESTATE, GENERAL - 1.2%

Boardwalk Equities, Inc. (a)                        1,482,400        16,669

Boardwalk Equities, Inc. (a)(b)                     254,100          2,857

Pillar Property Investments PLC                     100,000          467

                                                                     19,993



SUBDIVIDED REAL ESTATE DEVELOPMENT - 1.3%

Bluegreen Corp. (a)                         17,800                  165

Catellus Development Corp. (a)              1,164,500               18,996

Oxford Properties Group, Inc. (a)           200,000                 2,064

                                                                    21,225

TOTAL REAL ESTATE                                                   105,017

COMMON STOCKS - CONTINUED

                                           SHARES                  VALUE (NOTE 1)
                                                                   (000S)

SECURITIES INDUSTRY - 0.9%

INVESTMENT MANAGERS - 0.9%

Security Capital Group, Inc. Class B (a)    615,800                $ 15,433

TOTAL COMMON STOCKS                                     1,542,724
(Cost $1,355,089)


CONVERTIBLE PREFERRED STOCKS - 0.4%



REAL ESTATE INVESTMENT TRUSTS - 0.4%

REITS - OFFICE BUILDINGS - 0.2%

Crescent Real Estate Equities, Inc. $1.6875    180,000           3,600

REITS - HOTELS - 0.2%

Innkeepers USA Trust $2.16 (b)                 160,000           3,540

TOTAL CONVERTIBLE PREFERRED STOCKS                       7,140
(Cost $8,500)


CASH EQUIVALENTS - 4.8%

                                          MATURITY
                                          AMOUNT (000S)



Investments in repurchase agreements      $ 77,501                     77,465
(U.S. Treasury obligations), in a joint
trading account at 5.62%,
dated 7/31/98 due 8/3/98

TOTAL INVESTMENT IN SECURITIES - 100%                    $ 1,627,329
(Cost $1,441,054)


LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,397,000 or 0.4% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
CR Leasing &
 Development, Inc.:
 Class A 11/19/97 $ -
 Class B (non-vtg.) 11/19/97 $ 2
Crocker Realty, Inc.:
 Class A 11/19/97 $ 15
 Class B (non-vtg.) 11/19/97 $ 13,082
PS Business Parks, Inc. 5/6/98 $ 11,810

(d) Affiliated company (see Note 6 of Notes to Financial Statements). INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,441,953,000. Net unrealized appreciation aggregated $185,376,000, of which $249,886,000 related to appreciated investment securities and $64,510,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                      JULY 31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                          $ 1,627,329
agreements of $77,465) (cost $1,441,054) -
See accompanying schedule

Cash                                                                               1

Receivable for investments sold                                                    6,936

Receivable for fund shares sold                                                    968

Dividends receivable                                                               2,255

Redemption fees receivable                                                         1

Other receivables                                                                  8

 TOTAL ASSETS                                                                      1,637,498

LIABILITIES

Payable for investments purchased                                         $ 903

Payable for fund shares redeemed                                           6,956

Accrued management fee                                                     878

Other payables and accrued expenses                                        456

 TOTAL LIABILITIES                                                                 9,193

NET ASSETS                                                                        $ 1,628,305

Net Assets consist of:

Paid in capital                                                                   $ 1,371,250

Undistributed net investment income                                                11,499

Accumulated undistributed net realized gain (loss)                                 59,281
on investments and foreign currency transactions

Net unrealized appreciation (depreciation)                                         186,275
on investments

NET ASSETS, for 94,297 shares outstanding                                         $ 1,628,305

NET ASSET VALUE, offering price and redemption price                               $17.27
per share ($1,628,305 (divided by) 94,297 shares)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                        SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                             $ 49,549
Dividends (including $12,419 received from
affiliated issuers)

Interest                                                                       2,816

 TOTAL INCOME                                                                  52,365

EXPENSES

Management fee                                                    $ 6,060

Transfer agent fees                                                2,234

Accounting fees and expenses                                       380

Non-interested trustees' compensation                              3

Custodian fees and expenses                                        58

Registration fees                                                  65

Audit                                                              27

Legal                                                              8

Miscellaneous                                                      5

 Total expenses before reductions                                  8,840

 Expense reductions                                                (286)       8,554

NET INVESTMENT INCOME                                                          43,811

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of $2,582          61,802
 on sales of investments in affiliated issuers)

 Foreign currency transactions                                     (78)        61,724

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (332,976)

 Assets and liabilities in foreign currencies                      1           (332,975)

NET GAIN (LOSS)                                                                (271,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ (227,440)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JULY 31, 1998      JANUARY 31,
                                                         (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 43,811           $ 92,148
Net investment income

 Net realized gain (loss)                                 61,724             102,218

 Change in net unrealized appreciation (depreciation)     (332,975)          154,418

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (227,440)          348,784
FROM OPERATIONS

Distributions to shareholders                             (39,962)           (91,259)
From net investment income

 From net realized gain                                   (28,796)           (65,254)

 TOTAL DISTRIBUTIONS                                      (68,758)           (156,513)

Share transactions                                        214,798            1,046,591
Net proceeds from sales of shares

 Reinvestment of distributions                            65,253             148,396

 Cost of shares redeemed                                  (836,423)          (1,103,764)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (556,372)          91,223
FROM SHARE TRANSACTIONS

Redemption fees                                           398                1,140

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (852,172)          284,634

NET ASSETS

 Beginning of period                                      2,480,477          2,195,843

 End of period (including undistributed net investment   $ 1,628,305        $ 2,480,477
income of $11,499 and $7,650, respectively)

OTHER INFORMATION
Shares

 Sold                                                     11,123             54,293

 Issued in reinvestment of distributions                  3,427              7,571

 Redeemed                                                 (43,573)           (58,833)

 Net increase (decrease)                                  (29,023)           3,031




FINANCIAL HIGHLIGHTS
                            SIX MONTHS ENDED            YEARS ENDED JANUARY 31,
                            JULY 31, 1998

                            (UNAUDITED)        1998     1997     1996     1995      1994
SELECTED PER-SHARE DATA

Net asset value,            $ 20.11            $ 18.25  $ 14.13  $ 12.62  $ 13.68   $ 13.22
beginning of period

Income from Investment
Operations

 Net investment income       .41 D               .79 D    .86 D    .72      .67       .54

 Net realized and            (2.63)              2.41     3.97     1.50     (1.10)    .52
 unrealized gain (loss)

 Total from investment       (2.22)              3.20     4.83     2.22     (.43)     1.06
 operations

Less Distributions

 From net investment         (.37)               (.79)    (.72)    (.71)    (.63)     (.60)
 income

 From net realized gain      (.25)               (.56)    -        -        -         -

 Total distributions         (.62)               (1.35)   (.72)    (.71)    (.63)     (.60)

Redemption fees added        -                   .01      .01      -        -         -
to paid in capital

Net asset value,            $ 17.27            $ 20.11  $ 18.25  $ 14.13  $ 12.62   $ 13.68
end of period

TOTAL RETURN B, C            (11.30)%            17.93%   35.45%   18.10%   (3.23)%   8.10%

RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period   $ 1,628            $ 2,480  $ 2,196  $ 731    $ 490     $ 431
(in millions)

Ratio of expenses to         .86% A              .86%     .94%     .99%     1.06%     1.17%
average net assets

Ratio of expenses to         .83% A, E           .84% E   .90% E   .95% E   1.03% E   1.13% E
average net assets
after expense
reductions

Ratio of net investment      4.26% A             4.06%    5.63%    6.28%    5.67%     4.34%
income to average
net assets

Portfolio turnover rate      39% A               76%      55%      85%      75%       110%

Average commission          $ .0425            $ .0397  $ .0420
rate F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for partnerships, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $26,085,000 or 1.6% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $375,576,000 and $892,136,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $274,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $270,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $12,000, respectively, under these arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Apartment Investment &
 Management Co. Class A $  - $ - $ - $ -
Bay Apartment Communities, Inc.   -  -  -  -
CenterPoint Properties Corp.   1,119  1,344  942  35,238
Duke Realty Investors, Inc.   -  10,063  2,762  89,392
Excel Legacy Co..   922  -  -  8,218
Excel Realty Trust, Inc.   1,109  319  1,643  43,224
Glenborough Realty Trust, Inc.   -  1,247  1,274  36,253
Home Properties of NY, Inc.   -  -  -  -
Mack-Cali Realty Corp.   3,772  10,949  3,069  -
Malan Realty Investors, Inc.   -  39  110  -
Reckson Associates Realty Corp.   -  10,107  1,701  55,033
Red Lions Inns LP   -  5,004  248  -
Starwood Hotels & Resorts   -  -  -  -
Tanger Factory Outlet Centers, Inc.    1,042   466   670   15,804
TOTALS  $ 7,964 $ 39,538 $ 12,419 $ 283,162
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Barry Greenfield, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

UTILITIES
FUND
SEMIANNUAL REPORT
JULY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  17  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 21  Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998     PAST 6  PAST 1  PAST 5   PAST 10
                                MONTHS  YEAR    YEARS    YEARS

FIDELITY UTILITIES              11.12%  31.01%  104.15%  326.86%

S&P 500 (registered trademark)  15.18%  19.29%  180.53%  445.15%

S&P Utilities                   5.76%   20.74%  67.76%   261.72%

Utility Funds Average           7.56%   21.58%  71.78%   250.28%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Utilities Index - an unmanaged index of 40 gas, electric, and telephone stocks that are included in the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998       PAST 1  PAST 5  PAST 10
                                  YEAR    YEARS   YEARS

FIDELITY UTILITIES                31.01%  15.34%  15.62%

S&P 500                           19.29%  22.91%  18.48%

S&P Utilities                     20.74%  10.90%  13.72%

Utility Funds Average             21.58%  11.32%  13.24%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Utilities                   S&P 500
S&P Utilities
             00311                       SP001
SP002
  1988/07/31      10000.00                    10000.00
   10000.00
  1988/08/31       9953.14                     9660.00
    9859.00
  1988/09/30      10311.74                    10071.52
   10264.20
  1988/10/31      10530.13                    10351.50
   10531.07
  1988/11/30      10454.17                    10203.48
   10446.83
  1988/12/31      10539.62                    10382.04
   10511.60
  1989/01/31      10703.55                    11142.00
   11108.65
  1989/02/28      10501.05                    10864.57
   10864.26
  1989/03/31      10618.15                    11117.71
   11149.99
  1989/04/30      10940.50                    11694.72
   11846.87
  1989/05/31      11467.99                    12168.36
   12526.88
  1989/06/30      11703.48                    12099.00
   12721.05
  1989/07/31      12318.41                    13191.54
   13736.19
  1989/08/31      12189.47                    13450.09
   13651.02
  1989/09/30      12249.72                    13394.95
   13876.26
  1989/10/31      12289.98                    13084.18
   13927.61
  1989/11/30      12682.53                    13351.10
   14385.82
  1989/12/31      13271.70                    13671.53
   15433.11
  1990/01/31      12597.58                    12754.17
   14184.57
  1990/02/28      12629.18                    12918.70
   14028.54
  1990/03/31      12618.05                    13261.04
   14289.47
  1990/04/30      12108.99                    12929.52
   13735.04
  1990/05/31      12693.87                    14190.14
   14671.77
  1990/06/30      12747.85                    14093.65
   14362.20
  1990/07/31      12758.85                    14048.55
   14317.67
  1990/08/31      12109.91                    12778.56
   13179.42
  1990/09/30      12296.89                    12156.25
   13719.78
  1990/10/31      13045.88                    12103.97
   14614.30
  1990/11/30      13336.54                    12885.89
   14896.36
  1990/12/31      13516.83                    13245.41
   15025.96
  1991/01/31      13459.51                    13822.91
   14567.67
  1991/02/28      13941.02                    14811.25
   15074.62
  1991/03/31      14106.20                    15169.68
   15371.59
  1991/04/30      14106.20                    15206.08
   15125.65
  1991/05/31      14106.20                    15862.99
   14930.53
  1991/06/30      14000.85                    15136.46
   14721.50
  1991/07/31      14439.48                    15841.82
   15171.98
  1991/08/31      14795.14                    16217.27
   15563.41
  1991/09/30      15263.36                    15946.44
   15877.79
  1991/10/31      15455.66                    16160.13
   16190.59
  1991/11/30      15575.84                    15508.87
   16027.06
  1991/12/31      16380.02                    17283.09
   17201.85
  1992/01/31      15841.37                    16961.62
   16284.99
  1992/02/29      15780.16                    17182.12
   15843.66
  1992/03/31      15596.76                    16847.07
   15615.52
  1992/04/30      16108.33                    17342.38
   16621.15
  1992/05/31      16432.74                    17427.35
   16596.22
  1992/06/30      16596.02                    17167.69
   16830.23
  1992/07/31      17492.76                    17869.85
   18159.82
  1992/08/31      17518.02                    17503.51
   18023.62
  1992/09/30      17568.69                    17710.06
   18155.19
  1992/10/31      17543.13                    17772.04
   17982.72
  1992/11/30      17709.24                    18378.07
   17953.94
  1992/12/31      18165.54                    18604.12
   18596.70
  1993/01/31      18363.14                    18760.39
   18883.08
  1993/02/28      19337.94                    19015.53
   20242.67
  1993/03/31      19858.27                    19416.76
   20609.06
  1993/04/30      19671.06                    18946.88
   20174.21
  1993/05/31      19724.55                    19454.65
   20156.05
  1993/06/30      20652.88                    19511.07
   21089.28
  1993/07/31      20909.19                    19433.03
   21561.68
  1993/08/31      21866.96                    20169.54
   22603.11
  1993/09/30      21880.13                    20014.23
   22555.64
  1993/10/31      21703.34                    20428.53
   22515.04
  1993/11/30      20805.84                    20234.46
   21375.78
  1993/12/31      21000.70                    20479.29
   21262.49
  1994/01/31      21913.77                    21175.59
   21426.21
  1994/02/28      21014.53                    20601.73
   20215.63
  1994/03/31      20219.42                    19703.49
   19530.32
  1994/04/30      20731.31                    19955.70
   20012.72
  1994/05/31      20361.61                    20282.97
   19476.37
  1994/06/30      20201.07                    19786.04
   19517.28
  1994/07/31      20831.90                    20435.02
   20178.91
  1994/08/31      20989.61                    21272.86
   20124.43
  1994/09/30      20429.01                    20751.67
   19613.27
  1994/10/31      20414.56                    21218.59
   19783.90
  1994/11/30      19763.95                    20445.80
   19495.06
  1994/12/31      19890.42                    20749.02
   19594.48
  1995/01/31      20514.85                    21287.04
   21122.85
  1995/02/28      20804.23                    22116.59
   21093.28
  1995/03/31      20913.29                    22769.25
   20966.72
  1995/04/30      21543.30                    23439.81
   21727.81
  1995/05/31      22035.01                    24376.70
   22414.41
  1995/06/30      22178.08                    24942.97
   22517.52
  1995/07/31      22829.92                    25770.08
   23080.46
  1995/08/31      23326.56                    25834.76
   23537.45
  1995/09/30      24404.79                    26924.99
   25036.78
  1995/10/31      24514.44                    26828.87
   25622.64
  1995/11/30      25141.01                    28006.65
   25963.43
  1995/12/31      25981.55                    28546.06
   27799.04
  1996/01/31      26383.49                    29517.77
   28163.21
  1996/02/29      25692.15                    29791.40
   27047.94
  1996/03/31      25489.89                    30078.29
   26496.17
  1996/04/30      26289.51                    30521.64
   26782.33
  1996/05/31      26240.55                    31308.80
   26710.01
  1996/06/30      26849.89                    31428.08
   27815.81
  1996/07/31      25666.06                    30039.59
   26055.07
  1996/08/31      26044.23                    30673.13
   26599.62
  1996/09/30      26338.10                    32399.41
   26926.79
  1996/10/31      27348.56                    33292.98
   28203.12
  1996/11/30      28806.26                    35809.60
   28792.57
  1996/12/31      28953.42                    35100.21
   28614.05
  1997/01/31      29741.04                    37293.27
   28808.63
  1997/02/28      29826.65                    37585.65
   28534.95
  1997/03/31      28575.33                    36041.26
   27673.19
  1997/04/30      29306.25                    38192.92
   27249.79
  1997/05/31      30837.69                    40518.11
   28399.73
  1997/06/30      31584.29                    42333.32
   29288.65
  1997/07/31      32582.79                    45701.78
   29959.36
  1997/08/31      31689.39                    43141.57
   29405.11
  1997/09/30      33938.88                    45504.43
   30675.41
  1997/10/31      34027.03                    43984.58
   30954.55
  1997/11/30      36460.05                    46020.63
   33133.76
  1997/12/31      38101.37                    46810.80
   35622.10
  1998/01/31      38414.64                    47328.53
   34200.78
  1998/02/28      39843.93                    50741.86
   35353.34
  1998/03/31      42923.44                    53340.35
   37619.49
  1998/04/30      42066.96                    53876.96
   36889.68
  1998/05/31      41927.54                    52950.81
   36701.54
  1998/06/30      42585.85                    55101.68
   38055.83
  1998/07/31      42685.86                    54514.84
   36172.06
IMATRL PRASUN   SHR__CHT 19980731 19980812 121050 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Utilities Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $42,686 - a 326.86% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and the Standard & Poor's Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 in the S&P 500 would have grown to $54,515 - a 445.15% increase. If $10,000 was put in the S&P Utilities Index, it would have grown to $36,172 - a 261.72% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Low interest rates. A strong
domestic economy. Tame
inflation. Not the environment
where one expects to encounter
anxious investors and a tumbling
S&P. Yet that was the scenario in
the latter stages of the six-month
period ending July 31, 1998. At the
end of those six months, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- produced a return of 15.18%.
That's down from 17.71% for the
six-month period ending June 30,
1998. After a strong first quarter of
the year, investor uncertainty over
corporate earnings reports, the
Asian economy and stock market
volatility began to have a tangible
effect on the domestic equity
market. In mid-June, the major
U.S. indexes, along with Asian
markets, continued to sell off.
During the week of July 20th, the
Dow Jones Industrial Average
racked up losses of over 400
points. Contributing to the decline
were concerns that Asia's crisis
will inhibit the earnings growth of
American companies. Throughout
the period, small-cap stocks were
weak, while large-cap stocks
continued to pace the market, due
in large part to strong consumer
spending. Despite the descending
performance in the later stages of
the six-month period, the 15.18%
return over those six months was
still approximately 50% higher
than the stock market's historical
annual return.
An interview with Nick Thakore, Portfolio Manager of Fidelity
Utilities Fund
Q. HOW DID THE FUND PERFORM, NICK?
A. The fund did very well. For the six-month period that ended July 31, 1998, the fund had a total return of 11.12%, compared to 5.76% for the Standard & Poor's Utilities Index and 7.56% for the utility funds average tracked by Lipper Analytical Services. For the 12 months that ended July 31, 1998, the fund posted a return of 31.01%, while the S&P Utilities index returned 20.74%, and the utility funds average returned 21.58%.
Q. WHAT CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. The fund's solid performance can be attributed to two factors. First, relative to the index, the fund had more assets invested in telephone stocks, which performed well, and less in electric utility holdings, which did not perform as well. Second, the fund was in the right stocks within the telecommunications industry. I overweighted the fund's assets in the new market entrants, such as WorldCom and the regional Bell operating companies (RBOCs) such as BellSouth, which performed very well.
Q. WHY HAVE TELEPHONE STOCKS CONTINUED TO PERFORM THE BEST WITHIN THE UTILITIES SECTOR?
A. The telecommunications industry has been viewed as the growth area within the utilities sector. Telephone companies increased revenues faster than other utilities, and they once again managed to meet or beat analysts' earnings estimates, helped by continued demand for additional telephone lines and data services. Also, consolidation has continued in the telecommunications industry, with the announced mergers of WorldCom and MCI, Bell Atlantic and GTE, SBC and Ameritech, and AT&T and TCI over the past few months. To some degree, mergers had a positive impact on the industry because the market anticipated that this trend would drive the industry's longer-term performance and growth prospects.
Q. SIX MONTHS AGO YOU TALKED ABOUT REGULATORY DEVELOPMENTS IN THE UTILITIES SECTOR. WERE THERE ANY SIGNIFICANT DEVELOPMENTS DURING THE PERIOD?
A. Progress is coming very slowly and the key issues are being held up in the courts. This environment may have influenced some companies to pursue the merger route in an effort to expand their market share. While mergers in some ways have decreased competition, in other ways they have increased competition by creating large multi-regional organizations with the financial muscle to compete across the country with companies that have near monopolies in certain regions.
Q. HOW WOULD YOU DESCRIBE THE ENVIRONMENT FOR ELECTRIC AND GAS
UTILITIES?
A. While the declining interest-rate environment and uncertainty in Asia were good for electric and gas utilities in the fourth quarter of 1997, as investor confidence returned to the domestic markets in the first half of 1998 electric and gas utilities were again viewed as slow growth industries. As a result, the performance of electric and gas utilities lagged telecommunications stocks, which exhibited stronger growth prospects.
Q. WHAT STOCKS PERFORMED WELL FOR THE FUND?
A. WorldCom performed very well. It had the best assets in the business in terms of the networks it owns, giving it superior resources to enter markets where it had low market share. I believed it had great growth potential in the U.S., internationally and with the Internet. Selected RBOCs, such as BellSouth, showed accelerated earnings growth in the first half of 1998 from data activities, including Internet access.
Q. WERE THERE ANY STOCKS THAT DETRACTED FROM THE FUND'S PERFORMANCE?
A. Tel-Save Holdings was a disappointment for the fund. While the company has been in merger discussions, nothing has been worked out on that front, causing a lot of uncertainty with investors and hurting the stock's performance.
Q. WHAT'S YOUR OUTLOOK, NICK?
A. The large-cap companies that have been long-time players in this sector, in general, have limited growth potential and additional risk in their ability to sustain their growth. On the other hand, there is a whole host of new entrants that have strong growth potential, and I will continue to look closely at these companies. If concerns about Asia and corporate earnings continue, I think utility stocks will continue to benefit from the flight to safety. Typically, however, I don't try to predict general market, economic and political trends. I will continue to try to identify companies that offer the best growth prospects relative to their valuations and that can meet or exceed their earnings expectations.
NICK THAKORE ON
CONSOLIDATION IN THE
TELECOMMUNICATIONS INDUSTRY:
"CONSOLIDATION IN THE
TELECOMMUNICATIONS INDUSTRY IS A
LOGICAL RESULT OF THE INDUSTRY
DYNAMICS THAT ARE IN PLACE. FIRST,
NOWHERE EXCEPT IN THE U.S. ARE
LOCAL AND LONG-DISTANCE
COMPANIES SEPARATE. THIS IS SIMPLY
A FUNCTION OF REGULATORY DECREES,
NOT EFFICIENT ECONOMICS. SECONDLY,
AS COMPETITION INCREASES WITH
COMPANIES ENTERING  EACH OTHER'S
MARKETS, COMPANIES SEEK GREATER
SCALE AND COST-CUTTING
OPPORTUNITIES TO HELP THEM OFFSET
THE IMPACT OF COMPETITION. FINALLY,
LONG-DISTANCE COMPANIES HAVE
BEEN FRUSTRATED IN THEIR ABILITY TO
ENTER LOCAL MARKETS USING REGIONAL
BELL OPERATING COMPANIES (RBOC)
FACILITIES. TO COMPETE,
LONG-DISTANCE COMPANIES WOULD
HAVE TO SPEND BILLIONS OF DOLLARS
STRINGING LINES FOR THEIR OWN LOCAL
NETWORKS; THIS CAN BE DONE IN A
MORE TIMELY MANNER THROUGH
ACQUISITION. FOR THESE REASONS, I
BELIEVE IT IS LOGICAL TO ASSUME THAT
CONSOLIDATION IN THE
TELECOMMUNICATIONS INDUSTRY WILL
CONTINUE."
FUND FACTS
GOAL: TO SEEK A HIGH TOTAL
RETURN THROUGH A COMBINATION
OF CURRENT INCOME AND CAPITAL
APPRECIATION
FUND NUMBER: 311
TRADING SYMBOL: FIUIX
START DATE: NOVEMBER 27, 1987
SIZE: AS OF JULY 31, 1998,
MORE THAN $1.8 BILLION
MANAGER: NICK THAKORE, SINCE
AUGUST 1997; MANAGER,
FIDELITY SELECT
TELECOMMUNICATIONS PORTFOLIO,
SINCE 1996; FIDELITY SELECT
UTILITIES GROWTH PORTFOLIO AND
FIDELITY ADVISOR UTILITIES
GROWTH FUND, SINCE AUGUST
1997; JOINED FIDELITY IN 1993
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.






INVESTMENT CHANGES
TOP TEN STOCKS AS OF JULY 31, 1998

                                          % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE STOCKS
                                                        6 MONTHS AGO

MCI Communications Corp.                   8.9           6.8

WorldCom, Inc.                             6.9           3.3

AT&T Corp.                                 6.3           5.2

GTE Corp.                                  4.5           1.5

Qwest Communications International, Inc.   4.4           0.0

Coastal Corp. (The)                        3.2           1.4

MediaOne Group, Inc. $3.63 PIES            2.9           0.0

BellSouth Corp.                            2.6           2.1

Niagara Mohawk Power Corp.                 2.4           1.8

BCE, Inc.                                  1.8           1.5



TOP UTILITY INDUSTRIES AS OF JULY 31, 1998

                                            % OF FUND'S   % OF FUNDS INVESTMENTS
                                            INVESTMENTS   IN THESE UTILITY INDUSTRIES
                                                          6 MONTHS AGO

Telephone Services                           45.6          38.4

Electric Utility                             21.7          24.5

Gas                                          9.0           10.9


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998 **
ROW: 1, COL: 1, VALUE: 84.40000000000001
ROW: 1, COL: 2, VALUE: 4.2
ROW: 1, COL: 3, VALUE: 11.4
STOCKS 81.2%
CONVERTIBLE
SECURITIES 3.2%
SHORT-TERM
INVESTMENTS 15.6%
FOREIGN
INVESTMENTS 10.8%
STOCKS 84.4%
CONVERTIBLE
SECURITIES 4.2%
SHORT-TERM
INVESTMENTS 11.4%
FOREIGN
INVESTMENTS 7.9%
ROW: 1, COL: 1, VALUE: 81.2
ROW: 1, COL: 2, VALUE: 3.2
ROW: 1, COL: 3, VALUE: 15.6
*
**





INVESTMENTS JULY 31, 1998  (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES
COMMON STOCKS - 84.4%

                                                      SHARES                    VALUE (NOTE 1)
                                                                                (000S)

AEROSPACE & DEFENSE - 0.0%

Harsco Corp.                                           12,700                   $ 548

CONSTRUCTION & REAL ESTATE - 0.0%

CONSTRUCTION - 0.0%

Kenetech Corp. (a)                                     41,700                    11

REAL ESTATE INVESTMENT TRUSTS - 0.0%

Developers Diversified Realty Corp.                    12,100                    448

TOTAL CONSTRUCTION & REAL ESTATE                                                 459

DURABLES - 0.4%

AUTOS, TIRES, & ACCESSORIES - 0.4%

Dynegy, Inc.                                           589,250                   8,176

ENERGY - 3.6%

OIL & GAS - 3.6%

Burlington Resources, Inc.                             42,200                    1,530

Coastal Corp. (The)                                    1,807,000                 59,179

EEX Corp. (a)                                          455,099                   3,186

Occidental Petroleum Corp.                             32,300                    719

Pennzoil Co.                                           6,200                     279

Royal Dutch Petroleum Co.                              20,400                    1,040

Texaco, Inc.                                           12,400                    754

Total SA Class B                                       4,100                     469

                                                                                 67,156

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

OEC Medical Systems, Inc.                              900                       20

HOLDING COMPANIES - 0.8%

CEI Citicorp Holdings SA Class B (a)                   224,346                   920

CINergy Corp.                                          384,779                   12,145

Iven SA (a)                                            3,200,000                 1,555

                                                                                 14,620

COMMON STOCKS - CONTINUED

                                                      SHARES                    VALUE (NOTE 1)
                                                                                (000S)

INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%

ELECTRICAL EQUIPMENT - 1.4%

Alcatel Alsthom Compagnie Generale d'Electricite SA    134,000                  $ 26,658

American Superconductor Corp. (a)                      27,400                    276

                                                                                 26,934

MEDIA & LEISURE - 1.2%

BROADCASTING - 1.2%

CBS Corp.                                              56,700                    1,924

TCI Satellite Entertainment, Inc. Class A (a)          49,900                    260

Tele-Communications, Inc.:

 (TCI Group) Series A (a)                              64                        3

 (TCI Ventures Group) Series A (a)                     1,063,372                 20,935

                                                                                 23,122

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                                     69,400                    1,134

Newmont Mining Corp.                                   32,500                    613

                                                                                 1,747

SERVICES - 0.1%

Chemed Corp.                                           33,300                    1,059

Hagler Bailly, Inc.                                    800                       19

                                                                                 1,078

TECHNOLOGY - 0.2%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications, Inc. (a)                    19,387                    717

COMPUTER SERVICES & SOFTWARE - 0.1%

NCR Corp. (a)                                          29,650                    1,004

Titan Corp. (a)                                        38,200                    217

                                                                                 1,221

COMPUTERS & OFFICE EQUIPMENT - 0.1%

Itron, Inc. (a)                                        140,100                   1,397

TOTAL TECHNOLOGY                                                                 3,335

COMMON STOCKS - CONTINUED

                                                      SHARES                    VALUE (NOTE 1)
                                                                                (000S)

UTILITIES - 76.6%

CELLULAR - 0.0%

SkyTel Communications, Inc. (a)                        13,300                   $ 259

ELECTRIC UTILITY - 21.4%

Allegheny Energy, Inc.                                 487,900                   13,295

Ameren Corp.                                           169,641                   6,415

American Electric Power Co., Inc.                      418,300                   18,013

Baltimore Gas & Electric Co.                           39,000                    1,180

BEC Energy                                             116,800                   4,468

CalEnergy, Inc. (a)                                    22,300                    606

Carolina Power & Light Co.                             28,500                    1,160

Central & South West Corp.                             246,400                   6,268

Central Hudson Gas & Electric Corp.                    47,100                    2,031

Central Maine Power Co.                                185,100                   3,505

CILCORP, Inc.                                          183,900                   8,609

Citizens Utilities Co. Class B                         431,018                   3,771

CLECO Corp.                                            90,300                    2,681

CMS Energy Corp.                                       100,000                   4,219

CMS Energy Corp. Class G                               35,100                    867

Compania Energertica Minas Gerais                      125,794,989               4,273

Consolidated Edison, Inc.                              520,000                   22,003

Dominion Resources, Inc.                               36,800                    1,500

DPL, Inc.                                              615,150                   10,496

DQE, Inc.                                              216,350                   7,545

DTE Energy Co.                                         120,000                   4,815

Duke Energy Corp.                                      525,593                   30,025

Electricity Generating PCL (For. Reg.)                 26,800                    46

Energy East Corp.                                      164,800                   6,592

Firstenergy Corp.                                      226,675                   6,248

Florida Progress Corp.                                 10,000                    389

FPL Group, Inc.                                        130,000                   7,906

GPU, Inc.                                              248,700                   8,891

Hawaiian Electric Industries, Inc.                     35,000                    1,323

Houston Industries, Inc.                               446,790                   12,482

Idaho Power Co.                                        116,100                   3,505

Interstate Energy Corp.                                96,498                    2,829

IPALCO Enterprises, Inc.                               200,000                   8,463

Kansas City Power & Light Co.                          28,400                    822

LG&E Energy Corp.                                      173,421                   4,227

Montana Power Co.                                      46,500                    1,630

COMMON STOCKS - CONTINUED

                                                      SHARES                    VALUE (NOTE 1)
                                                                                (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

National Grid Group PLC                                262,225                  $ 1,824

Nevada Power Co.                                       50,000                    1,181

New Century Energies, Inc.                             228,775                   9,523

New England Electric System                            39,300                    1,601

Niagara Mohawk Power Corp. (a)                         2,922,300                 44,382

NIPSCO Industries, Inc.                                290,200                   7,727

Northeast Utilities (a)                                736,800                   11,236

Northern States Power Co.                              12,600                    332

OGE Energy Corp.                                       33,200                    865

PacifiCorp                                             643,900                   13,804

PG&E Corp.                                             506,800                   15,426

Pinnacle West Capital Corp.                            128,300                   5,485

Potomac Electric Power Co.                             259,100                   6,251

PP&L Resources, Inc.                                   29,200                    677

Public Service Co. of New Mexico                       434,800                   9,348

Public Service Enterprise Group, Inc.                  29,000                    948

Puget Sound Power & Light Co.                          98,700                    2,498

Rochester Gas & Electric Corp.                         28,500                    859

Southern Co.                                           244,300                   6,230

Southern Electric PLC                                  79,300                    718

Texas Utilities Co.                                    205,687                   8,240

TNP Enterprises, Inc.                                  17,700                    571

Unicom Corp.                                           400,300                   13,835

Unisource Energy Corp. (a)                             431,120                   6,143

United Illuminating Co.                                39,400                    2,009

Utilicorp United, Inc.                                 116,650                   4,112

Wisconsin Energy Corp.                                 42,400                    1,206

WPS Resources Corp.                                    25,000                    809

                                                                                 400,938

GAS - 9.0%

AGL Resources, Inc.                                    30,800                    579

Columbia Gas System, Inc.                              278,100                   14,791

Consolidated Natural Gas Co.                           282,800                   14,617

Eastern Enterprises Co.                                397,800                   15,887

Energen Corp.                                          54,800                    942

Enron Corp.                                            378,223                   20,022

Equitable Resources, Inc.                              28,500                    702

K N Energy, Inc.                                       242,600                   11,994

COMMON STOCKS - CONTINUED

                                                      SHARES                    VALUE (NOTE 1)
                                                                                (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Marketspan Corp.                                       309,800                  $ 8,539

MCN Energy Group, Inc.                                 463,600                   11,503

MDU Resources Group, Inc.                              72,075                    1,635

National Fuel Gas Co.                                  69,400                    2,867

NICOR, Inc.                                            168,100                   6,472

Peoples Energy Corp.                                   83,300                    2,916

Questar Corp.                                          574,400                   10,698

Sempra Energy (a)                                      545,536                   13,741

Southern Union Co.                                     51,103                    850

UGI Corp.                                              116,583                   2,740

Washington Gas Light Co.                               117,500                   2,791

Western Resources, Inc.                                8,500                     332

WICOR, Inc.                                            81,200                    1,741

Williams Companies, Inc.                               651,440                   20,887

                                                                                 167,246

TELEPHONE SERVICES - 45.6%

Advanced Communications Group, Inc.                    50,000                    466

ALLTEL Corp.                                           186,000                   7,800

AT&T Corp.                                             1,938,619                 117,529

BC Telecom, Inc.                                       71,100                    2,003

BCE, Inc.                                              841,000                   33,877

Bell Atlantic Corp.                                    200,000                   9,075

BellSouth Corp.                                        714,500                   48,809

Cincinnati Bell, Inc.                                  784,500                   25,202

e.spire Communications, Inc. (a)                       44,700                    894

Equant NV                                              7,700                     333

Excel Communications, Inc. (a)                         23,100                    495

France Telecom SA                                      10,500                    716

Frontier Corp.                                         194,100                   6,514

Global Telesystems Group, Inc. (a)                     87,600                    4,687

GST Telecommunications, Inc. (a)                       250,000                   3,313

GTE Corp.                                              1,540,300                 83,754

ITC Deltacom, Inc.                                     1,700                     81

Maritime Telegraph & Telephone Co. Ltd.                111,300                   2,856

MCI Communications Corp.                               2,575,800                 166,781

McLeodUSA, Inc. Class A (a)                            304,300                   11,373

Newtel Enterprises Ltd.                                114,500                   2,802

NEXTLINK Communications, Inc. Class A (a)              1,400                     52

COMMON STOCKS - CONTINUED

                                                      SHARES                    VALUE (NOTE 1)
                                                                                (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications International, Inc. (a)           2,044,475                $ 82,546

Southern New England Telecommunications Corp.          200,000                   13,775

Sprint Corp.                                           209,600                   14,672

STAR Telecommunications, Inc. (a)                      400,000                   7,350

Tel-Save Holdings, Inc. (a)                            872,100                   10,901

Telecom Italia Mobile (TIM) SA                         2,882,100                 19,254

Telebras sponsored ADR (a)                             160,000                   19,450

Telefonica de Espana SA sponsored ADR                  90,327                    13,143

Telus Corp.                                            400,000                   9,128

U.S. LEC Corp. Class A                                 27,500                    564

WinStar Communications, Inc. (a)                       73,100                    2,412

WorldCom, Inc. (a)                                     2,450,760                 129,584

                                                                                 852,191

WATER - 0.6%

American Water Works, Inc.                             318,357                   9,531

E Town Corp.                                           15,415                    625

Severn Trent PLC                                       56,905                    976

Yorkshire Water PLC                                    100,800                   839

                                                                                 11,971

TOTAL UTILITIES                                                                  1,432,605

TOTAL COMMON STOCKS                                                  1,579,800
(Cost $1,094,857)



CONVERTIBLE PREFERRED STOCKS - 4.2%



MEDIA & LEISURE - 2.9%

BROADCASTING - 2.9%

MediaOne Group, Inc. $3.63 PIES (a)                930,000            54,056

TECHNOLOGY - 1.0%

COMMUNICATIONS EQUIPMENT - 1.0%

Intermedia Communications, Inc. Series D, $1.75    388,500            18,745
depositary shares (a)

CONVERTIBLE PREFERRED STOCKS - CONTINUED

                                                  SHARES             VALUE (NOTE 1)
                                                                     (000S)

UTILITIES - 0.3%

ELECTRIC UTILITY - 0.3%

Citizens Utilities Trust $2.50 EPPICS              141,300           $ 6,208

TOTAL CONVERTIBLE PREFERRED STOCKS                           79,009
(Cost $73,388)



CASH EQUIVALENTS - 11.4%

                                          MATURITY
                                          AMOUNT (000S)

Investments in repurchase agreements      $ 121,244                    121,187
(U.S. Treasury obligations), in a joint
trading account at 5.62%, dated
7/31/98 due 8/3/98

                                          SHARES

Taxable Central Cash Fund (b)              91,300,774                  91,301

TOTAL CASH EQUIVALENTS                                    212,488
(Cost $212,488)

TOTAL INVESTMENT IN SECURITIES - 100%                    $ 1,871,297
(Cost $1,380,733)


SECURITY TYPE ABBREVIATIONS
EPPICS - Equity Providing Preferred
  Income Convertible Securities
PIES - Premium Income Equity
  Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,383,000,000. Net unrealized appreciation aggregated $488,297,000, of which $509,059,000 related to appreciated investment securities and $20,762,000 related to depreciated investment securities.
On December 31, 1991, the fund acquired substantially all of the assets of Fidelity Corporate Trust: Adjustable Rate Preferred Portfolio. At the time of the merger, Fidelity Corporate Trust:
Adjustable Rate Preferred Portfolio had a capital loss carryforward, of which approximately $1,130,000 is still available to offset future capital gains of the fund, to the extent provided by regulations. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                       JULY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                           $ 1,871,297
AGREEMENTS OF $121,187) (COST $1,380,733) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $139)                                          139

RECEIVABLE FOR INVESTMENTS SOLD                                                     2,449

RECEIVABLE FOR FUND SHARES SOLD                                                     2,339

DIVIDENDS RECEIVABLE                                                                2,983

INTEREST RECEIVABLE                                                                 432

OTHER RECEIVABLES                                                                   19

 TOTAL ASSETS                                                                       1,879,658

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                 $ 74

PAYABLE FOR INVESTMENTS PURCHASED                                          63,083

PAYABLE FOR FUND SHARES REDEEMED                                           3,406

ACCRUED MANAGEMENT FEE                                                     918

OTHER PAYABLES AND ACCRUED EXPENSES                                        423

COLLATERAL ON SECURITIES LOANED, AT VALUE                                  7,201

 TOTAL LIABILITIES                                                                  75,105

NET ASSETS                                                                         $ 1,804,553

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                    $ 1,203,696

UNDISTRIBUTED NET INVESTMENT INCOME                                                 1,034

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                               109,257
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                           490,566
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 84,570 SHARES OUTSTANDING                                          $ 1,804,553

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                $21.34
PER SHARE ($1,804,553 (DIVIDED BY) 84,570 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                           $ 19,725
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $115)                     2,330

 TOTAL INCOME                                                                22,055

EXPENSES

MANAGEMENT FEE                                                    $ 4,329
BASIC FEE

 PERFORMANCE ADJUSTMENT                                            1,029

TRANSFER AGENT FEES                                                1,644

ACCOUNTING AND SECURITY LENDING FEES                               349

NON-INTERESTED TRUSTEES' COMPENSATION                              6

CUSTODIAN FEES AND EXPENSES                                        62

REGISTRATION FEES                                                  27

AUDIT                                                              20

LEGAL                                                              6

INTEREST                                                           2

MISCELLANEOUS                                                      4

 TOTAL EXPENSES BEFORE REDUCTIONS                                  7,478

 EXPENSE REDUCTIONS                                                (154)     7,324

NET INVESTMENT INCOME                                                        14,731

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             111,727

 FOREIGN CURRENCY TRANSACTIONS                                     33        111,760

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             53,495

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                      1         53,496

NET GAIN (LOSS)                                                              165,256

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 179,987
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         JULY 31, 1998     JANUARY 31,
                                                         (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 14,731          $ 31,163
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 111,760           216,140

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     53,496            102,443

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          179,987           349,746
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (15,713)          (31,789)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (20,711)          (171,605)

 TOTAL DISTRIBUTIONS                                      (36,424)          (203,394)

SHARE TRANSACTIONS                                        431,438           796,964
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            33,172            185,940

 COST OF SHARES REDEEMED                                  (541,913)         (670,869)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (77,303)          312,035
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 66,260            458,387

NET ASSETS

 BEGINNING OF PERIOD                                      1,738,293         1,279,906

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 1,804,553       $ 1,738,293
INCOME OF $1,034 AND $2,016, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     20,522            40,935

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,625             9,844

 REDEEMED                                                 (26,164)          (35,868)

 NET INCREASE (DECREASE)                                  (4,017)           14,911




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED              YEARS ENDED JULY 31,
                              JULY 31, 1998

                              (UNAUDITED)       1998      1997      1996     1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 19.62           $ 17.37   $ 16.41   $ 13.47  $ 15.84   $ 13.94
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .18 D              .43 D     .48 D     .54      .55       .50

 NET REALIZED AND              1.98               4.46      1.50      3.22     (1.58)    2.14
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         2.16               4.89      1.98      3.76     (1.03)    2.64
 OPERATIONS

LESS DISTRIBUTIONS             (.19)              (.44)     (.48)     (.54)    (.54)     (.52)
FROM NET INVESTMENT
 INCOME

 FROM NET REALIZED GAIN        (.25)              (2.20)    (.54)     (.28)    (.68)     (.22)

 IN EXCESS OF NET              -                  -         -         -        (.12)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.44)              (2.64)    (1.02)    (.82)    (1.34)    (.74)

NET ASSET VALUE, END          $ 21.34           $ 19.62   $ 17.37   $ 16.41  $ 13.47   $ 15.84
OF PERIOD

TOTAL RETURN B, C              11.12%             29.16%    12.73%    28.61%   (6.38)%   19.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 1,805           $ 1,738   $ 1,280   $ 1,546  $ 1,171   $ 1,456
(IN MILLIONS)

RATIO OF EXPENSES TO           .84% A             .87%      .84%      .80%     .88%      .87%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .82% A, E          .85% E    .81% E    .77% E   .87% E    .86% E
AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        1.66% A            2.34%     2.96%     3.69%    3.87%     3.39%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        45% A              57%       56%       98%      98%       47%

AVERAGE COMMISSION RATE F     $ .0475           $ .0104   $ .0048


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $383,352,000 and $379,814,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $39,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.
At period end, the value of the securities loaned and the value of collateral amounted to $6,473,000 and $7,201,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $6,973,000 and $6,537,000, respectively. The weighted average interest rate was 5.85%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $138,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $14,000, respectively, under these arrangements. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE